AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.2%
Information Technology – 15.5%
Communications Equipment – 0.4%
Calix, Inc.(a)	14,464	$640,900
Lumentum Holdings, Inc.(a)	9,370	762,437
Motorola Solutions, Inc.	3,410	700,107
Telefonaktiebolaget LM Ericsson - Class B	25,109	336,776

		2,440,220

Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. - Class A	46,918	3,155,705
Arrow Electronics, Inc.(a)	3,797	456,893
CDW Corp./DE	18,010	2,979,214
Coherent, Inc.(a)	11,386	2,990,077
Flex Ltd.(a)	45,270	827,083
IPG Photonics Corp.(a)	2,913	609,574
Kingboard Holdings Ltd.	40,000	221,090
Zebra Technologies Corp. - Class A(a)	898	446,351

		11,685,987

Internet Software & Services – 0.4%
Grubhub, Inc.(a)	42,230	2,538,445

IT Services – 3.5%
Adyen NV(a) (b) (c)	230	532,326
Akamai Technologies, Inc.(a)	7,244	827,337
Amadeus IT Group SA - Class A(a)	9,950	750,791
Automatic Data Processing, Inc.	22,523	4,414,958
Capgemini SE	4,150	775,924
Cardtronics PLC - Class A(a)	28,572	1,112,308
Cognizant Technology Solutions Corp. - Class A	33,407	2,390,605
EPAM Systems, Inc.(a)	964	460,406
Fidelity National Information Services, Inc.	3,860	575,063
Gartner, Inc.(a)	790	183,154
Genpact Ltd.	6,940	317,436
International Business Machines Corp.	2,069	297,398
Mastercard, Inc. - Class A	15,164	5,467,835
Network International Holdings PLC(a) (c)	46,750	263,839
Nomura Research Institute Ltd.	8,400	267,630
Paychex, Inc.	11,829	1,196,385
Square, Inc. - Class A(a)	2,030	451,716
Twilio, Inc. - Class A(a)	970	325,920
Visa, Inc. - Class A	11,531	2,620,997
Western Union Co. (The) - Class W	16,394	401,161

		23,633,189

Semiconductors & Semiconductor Equipment – 2.9%
Applied Materials, Inc.	16,915	2,336,469
ASE Technology Holding Co., Ltd.	31,000	123,217
ASML Holding NV	1,120	756,661
Broadcom, Inc.	891	420,846
Cree, Inc.(a)	4,470	447,045
Dialog Semiconductor PLC(a)	33,278	2,638,442
Globalwafers Co., Ltd.	15,000	431,286

Company	Shares	U.S. $ Value

Infineon Technologies AG	15,880	$642,139
Intel Corp.	5,453	311,475
KLA Corp.	2,461	779,866
Magnachip Semiconductor Corp.(a)	34,775	824,167
Maxim Integrated Products, Inc.	30,145	3,075,091
Novatek Microelectronics Corp.	23,000	417,695
NVIDIA Corp.	50	32,489
NXP Semiconductors NV	3,180	672,316
Phison Electronics Corp.	22,000	369,616
QUALCOMM, Inc.	370	49,780
Realtek Semiconductor Corp.	22,000	393,704
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	934,216
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,370	747,583
Texas Instruments, Inc.	4,915	932,965
Xilinx, Inc.	19,036	2,417,572

		19,754,640

Software – 5.3%
Adobe, Inc.(a)	1,685	850,217
Avaya Holdings Corp.(a)	2,217	63,584
Citrix Systems, Inc.	5,600	643,776
Coinbase Global, Inc.(a) (b)	1,360	321,694
Constellation Software, Inc./Canada	842	1,208,499
Dassault Systemes SE	2,760	633,933
Dropbox, Inc. - Class A(a)	14,706	402,209
Fair Isaac Corp.(a)	820	414,969
Microsoft Corp.	60,779	15,175,301
Monitronics International, Inc.(a)	4,469	38,210
NortonLifeLock, Inc.	32,156	889,435
Nuance Communications, Inc.(a)	49,761	2,632,357
Oracle Corp.	23,493	1,849,839
Oracle Corp./Japan(b)	3,000	271,308
Proofpoint, Inc.(a)	8,099	1,399,588
SAP SE	18,954	2,653,820
Slack Technologies, Inc. - Class A(a)	60,446	2,662,042
Talend SA (ADR)(a) (b)	17,893	1,162,508
Trend Micro, Inc./Japan	18,300	929,385
VMware, Inc. - Class A(a)	8,450	1,334,171
Zendesk, Inc.(a)	3,670	501,542

		36,038,387

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	30,999	3,862,786
Lenovo Group Ltd.	252,000	303,884
Logitech International SA	2,980	366,475
Micro-Star International Co., Ltd.	62,000	370,771
Ricoh Co., Ltd.	21,600	257,453
Samsung Electronics Co., Ltd.	45,506	3,266,431
Samsung Electronics Co., Ltd. (Preference Shares)	886	57,320

Company	Shares	U.S. $ Value

Seagate Technology Holdings PLC	4,932	$472,239

		8,957,359

		105,048,227

Financials – 10.1%
Banks – 3.4%
ABN AMRO Bank NV (GDR)(a) (c)	49,431	661,876
Banco Bilbao Vizcaya Argentaria SA	77,527	484,219
Bank Leumi Le-Israel BM(a)	74,860	600,738
Bank of America Corp.	5,814	246,455
China Merchants Bank Co., Ltd. - Class H	11,500	106,398
CIT Group, Inc.	53,657	2,842,748
DBS Group Holdings Ltd.	43,000	987,994
Erste Group Bank AG	20,350	842,942
FinecoBank Banca Fineco SpA(a)	25,024	416,687
HDFC Bank Ltd. (ADR)(a)	8,540	653,566
Huaxia Bank Co., Ltd.	356,900	360,543
JPMorgan Chase & Co.	6,234	1,023,873
Jyske Bank A/S(a)	25,126	1,296,787
KBC Group NV	4,080	334,004
Lloyds Banking Group PLC	258,758	182,968
Mebuki Financial Group, Inc.	167,300	361,496
Mitsubishi UFJ Financial Group, Inc.	59,700	342,865
National Bank of Canada	1,460	113,943
Oversea-Chinese Banking Corp. Ltd.	75,800	716,039
People’s United Financial, Inc.	120,932	2,286,824
Royal Bank of Canada	9,770	1,015,941
Sberbank of Russia PJSC (Sponsored ADR)	9,016	152,190
Societe Generale SA	14,392	460,818
SVB Financial Group(a)	2,435	1,419,337
TCF Financial Corp.	62,862	2,985,945
Toronto-Dominion Bank (The)	7,577	546,111
US Bancorp	7,900	480,162
Wells Fargo & Co.	20,216	944,492

		22,867,961

Capital Markets – 3.4%
BlackRock, Inc. - Class A	1,714	1,503,247
Charles Schwab Corp. (The)	62,747	4,633,866
CME Group, Inc. - Class A	8,561	1,872,804
Credit Suisse Group AG	103,909	1,135,381
EQT AB(b)	12,967	471,186
Euronext NV(c)	6,546	695,561
Franklin Resources, Inc.	12,476	426,804
Goldman Sachs Group, Inc. (The)	5,420	2,016,348
Julius Baer Group Ltd.	33,260	2,259,828
London Stock Exchange Group PLC	7,025	753,794
Moody’s Corp.	6,123	2,053,348
MSCI, Inc. - Class A	1,550	725,602
Partners Group Holding AG	1,030	1,554,636
Raymond James Financial, Inc.	3,218	426,675
S&P Global, Inc.	2,190	831,039
Singapore Exchange Ltd.	112,900	886,208
T. Rowe Price Group, Inc.	3,534	676,231

		22,922,558

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Ally Financial, Inc.	8,255	$451,631
American Express Co.	14,015	2,244,222
Lufax Holding Ltd. (ADR)(a)	21,960	267,692

		2,963,545

Diversified Financial Services – 0.9%
Berkshire Hathaway, Inc. - Class B(a)	282	81,622
Far East Horizon Ltd.(b)	371,000	406,332
Groupe Bruxelles Lambert SA	7,096	805,166
IHS Markit Ltd.	29,642	3,121,599
Industrivarden AB	8,710	355,010
Industrivarden AB - Class C	2,300	89,874
Kinnevik AB(a) (b)	8,691	314,633
Kinnevik AB (Redemption)(a) (b)	8,691	164,314
M&G PLC	101,344	350,466
Voya Financial, Inc.	6,130	401,638

		6,090,654

Insurance – 1.5%
AIA Group Ltd.	38,400	512,498
Alleghany Corp.(a)	110	78,823
Allianz SE	1,190	316,018
Athene Holding Ltd.(a)	42,053	2,633,779
Aviva PLC	78,282	456,183
CNP Assurances	22,508	413,825
Fidelity National Financial, Inc.	9,386	441,048
Great-West Lifeco, Inc.	1,360	41,812
Manulife Financial Corp.	20,742	433,366
MetLife, Inc.	2,694	176,080
PICC Property & Casualty Co., Ltd. - Class H	752,000	734,008
Progressive Corp. (The)	2,380	235,810
Prudential Financial, Inc.	4,380	468,529
Sampo Oyj - Class A	7,400	352,451
Willis Towers Watson PLC	10,862	2,838,892
Zurich Insurance Group AG	640	269,185

		10,402,307

Thrifts & Mortgage Finance – 0.5%
Flagstar Bancorp, Inc.	59,852	2,741,221
Meridian Bancorp, Inc.	18,938	417,583

		3,158,804

		68,405,829

Health Care – 9.5%
Biotechnology – 0.8%
AbbVie, Inc.	4,327	489,817
Abcam PLC(a)	20,210	406,123
Alexion Pharmaceuticals, Inc.(a)	17,604	3,107,986
BeiGene Ltd. (Sponsored ADR)(a)	980	351,340
Chongqing Zhifei Biological Products Co., Ltd. - Class A	4,400	130,102
Da An Gene Co., Ltd. of Sun Yat-Sen University	68,960	235,466
Seegene, Inc.	3,144	192,900

Company	Shares	U.S. $ Value

Zai Lab Ltd. (ADR)(a)	1,961	$348,391

		5,262,125

Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	35,220	4,108,413
ABIOMED, Inc.(a)	1,286	365,970
Alcon, Inc.	7,110	494,702
Avantor, Inc.(a)	11,167	359,019
Cantel Medical Corp.(a)	31,671	2,575,802
Danaher Corp.	2,940	753,052
IDEXX Laboratories, Inc.(a)	253	141,202
Koninklijke Philips NV	44,134	2,493,852
Medtronic PLC	18,982	2,402,932
STERIS PLC	3,130	597,391
Top Glove Corp. Bhd	238,400	293,189

		14,585,524

Health Care Providers & Services – 1.6%
Anthem, Inc.	12,131	4,830,807
Henry Schein, Inc.(a)	10,099	767,928
Laboratory Corp. of America Holdings(a)	3,710	1,018,321
Magellan Health, Inc.(a)	24,726	2,328,942
Molina Healthcare, Inc.(a)	1,662	417,760
Sinopharm Group Co., Ltd. - Class H	74,800	249,492
UnitedHealth Group, Inc.	3,391	1,396,821

		11,010,071

Health Care Technology – 0.4%
Change Healthcare, Inc.(a)	119,773	2,807,479

Life Sciences Tools & Services – 2.4%
Bio-Rad Laboratories, Inc. - Class A(a)	1,863	1,122,215
Bruker Corp.	7,320	508,301
Gerresheimer AG	3,390	374,754
IQVIA Holdings, Inc.(a)	22,053	5,296,248
Luminex Corp.	49,423	1,823,214
PPD, Inc.(a)	53,384	2,462,070
PRA Health Sciences, Inc.(a)	16,810	2,873,165
Thermo Fisher Scientific, Inc.	3,391	1,592,075
Waters Corp.(a)	1,394	449,217

		16,501,259

Pharmaceuticals – 2.1%
AstraZeneca PLC (Sponsored ADR)	24,225	1,375,254
Bristol-Myers Squibb Co.	3,866	254,074
Eli Lilly & Co.	1,942	387,895
Johnson & Johnson	2,696	456,298
Merck & Co., Inc.	7,532	571,603
Novo Nordisk A/S - Class B	8,820	696,303
Progenic Pharmaceuticals Cvr(d) (e)	136,645	0
Roche Holding AG	11,271	3,945,429
Sanofi	19,917	2,130,985
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	45,400	163,611
Sumitomo Dainippon Pharma Co., Ltd.(b)	23,600	452,865

Company	Shares	U.S. $ Value

Takeda Pharmaceutical Co., Ltd.	14,000	$478,399
Zoetis, Inc.	19,506	3,446,320

		14,359,036

		64,525,494

Consumer Discretionary – 8.2%
Auto Components – 1.2%
Aisin Corp.	10,900	475,262
Aptiv PLC(a)	27,142	4,082,699
ATD New Holdings, Inc.(a) (e)	2,609	125,232
BorgWarner, Inc.	8,211	421,142
Cooper Tire & Rubber Co.	44,716	2,655,236
Exide Corp.(a) (e)	13	29,250
Fuyao Glass Industry Group Co., Ltd. - Class H(c)	12,800	80,453
JTEKT Corp.	13,400	142,909
Magna International, Inc. - Class A (Canada)	970	97,542

		8,109,725

Automobiles – 0.4%
Bayerische Motoren Werke AG	810	85,988
Daimler AG	5,622	524,520
Nissan Motor Co., Ltd.(a)	73,700	370,716
Tesla, Inc.(a)	748	467,664
Toyota Motor Corp.	11,400	946,072
Volkswagen AG	1,340	489,317

		2,884,277

Distributors – 0.0%
Core-Mark Holding Co., Inc.	1,329	60,948

Diversified Consumer Services – 0.3%
GSX Techedu, Inc. (ADR)(a)	282	5,228
Service Corp. International/US	35,091	1,860,525

		1,865,753

Hotels, Restaurants & Leisure – 0.9%
Aramark	11,450	427,657
Aristocrat Leisure Ltd.	20,000	647,020
Chipotle Mexican Grill, Inc. - Class A(a)	330	452,753
Compass Group PLC(a)	83,157	1,895,605
Domino’s Pizza, Inc.	300	128,061
eDreams ODIGEO SA(a)	29,487	189,707
Evolution AB(c)	824	153,767
Galaxy Entertainment Group Ltd.(a)	147,000	1,231,693
La Francaise des Jeux SAEM(c)	760	42,870
McDonald’s Corp.	1,230	287,685
Shenzhen Overseas Chinese Town Co., Ltd.	307,092	401,878

		5,858,696

Household Durables – 0.4%
Electrolux AB - Class B	14,921	424,778
Garmin Ltd.	3,430	487,883
LG Electronics, Inc.	3,126	424,639
PulteGroup, Inc.	5,830	336,916

Company	Shares	U.S. $ Value

Sony Group Corp.	5,200	$517,070
TopBuild Corp.(a)	3,150	623,857

		2,815,143

Internet & Direct Marketing Retail – 2.3%
Alibaba Group Holding Ltd. (ADR)(a)	9,127	1,952,813
Amazon.com, Inc.(a)	2,501	8,060,899
Coupang, Inc.(a) (b)	6,007	245,025
eBay, Inc.	7,706	469,141
HelloFresh SE(a)	5,562	502,852
MercadoLibre, Inc.(a)	180	244,561
Naspers Ltd. - Class N	12,344	2,720,950
Pinduoduo, Inc. (ADR)(a)	2,948	368,146
Prosus NV(a)	9,753	1,010,444

		15,574,831

Leisure Products – 0.1%
Huazhu Group Ltd. (ADR)(a) (b)	362	20,695
Polaris, Inc.	2,858	375,027

		395,722

Multiline Retail – 0.0%
Dollar General Corp.	1,250	253,700

Specialty Retail – 1.6%
AutoZone, Inc.(a)	840	1,181,544
Best Buy Co., Inc.	3,602	418,697
GrandVision NV(c)	62,988	2,096,932
Home Depot, Inc. (The)	4,041	1,288,715
Lowe’s Cos., Inc.	1,850	360,436
O’Reilly Automotive, Inc.(a)	850	454,852
Ross Stores, Inc.	4,588	579,877
Sportsman’s Warehouse Holdings, Inc.(a)	100,112	1,781,994
TJX Cos., Inc. (The)	42,139	2,846,068

		11,009,115

Textiles, Apparel & Luxury Goods – 1.0%
ANTA Sports Products Ltd.	2,000	40,372
Deckers Outdoor Corp.(a)	1,860	623,918
EssilorLuxottica SA	3,203	556,132
Kering SA	758	694,175
NIKE, Inc. - Class B	30,595	4,174,994
Pandora A/S	3,427	462,887

		6,552,478

		55,380,388

Industrials – 6.9%
Aerospace & Defense – 0.6%
Aerojet Rocketdyne Holdings, Inc.	56,943	2,758,888
Hexcel Corp.(a)	11,280	670,709
Huntington Ingalls Industries, Inc.	1,909	412,745
L3Harris Technologies, Inc.	1,960	427,398

		4,269,740

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	3,693	$464,173
Kuehne & Nagel International AG	1,409	475,683

		939,856

Building Products – 0.8%
Lennox International, Inc.	1,230	430,414
Masco Corp.	1,760	106,146
Otis Worldwide Corp.	37,244	2,917,323
Owens Corning	4,010	427,666
Trex Co., Inc.(a)	7,470	727,653
Xinyi Glass Holdings Ltd.	124,000	484,966

		5,094,168

Commercial Services & Supplies – 1.1%
Knoll, Inc.	40,930	1,064,180
Secom Co., Ltd.	19,300	1,525,490
Stericycle, Inc.(a)	38,341	3,012,069
Tetra Tech, Inc.	3,250	388,278
TOMRA Systems ASA	12,500	648,743
Waste Management, Inc.	5,950	837,046

		7,475,806

Construction & Engineering – 0.1%
Kajima Corp.	29,400	407,876
WillScot Mobile Mini Holdings Corp.(a)	1,235	35,815

		443,691

Electrical Equipment – 0.7%
Acuity Brands, Inc.	2,238	415,709
Generac Holdings, Inc.(a)	1,179	387,561
Regal Beloit Corp.	3,010	428,112
Rockwell Automation, Inc.	3,410	899,285
Schneider Electric SE	6,370	1,013,847
Vertiv Holdings Co.	25,309	628,169
Vestas Wind Systems A/S	16,900	660,667

		4,433,350

Industrial Conglomerates – 0.3%
3M Co.	8,888	1,804,619

Machinery – 1.4%
CNH Industrial NV	25,810	443,765
Cummins, Inc.	1,717	441,750
Dover Corp.	10,157	1,528,629
Kawasaki Heavy Industries Ltd.(a)	15,700	381,366
Mitsubishi Heavy Industries Ltd.	12,900	397,254
Navistar International Corp.(a)	9,169	405,545
SKF AB - Class B	15,462	418,154
SMC Corp.	900	541,486
Snap-on, Inc.	1,715	436,673
Volvo AB	50,086	1,320,022
Welbilt, Inc.(a)	106,338	2,627,612
Xylem, Inc./NY	5,630	665,016

		9,607,272

Company	Shares	U.S. $ Value

Marine – 0.1%
COSCO SHIPPING Holdings Co., Ltd.(a)	88,600	$302,553
Evergreen Marine Corp. Taiwan Ltd.(a)	78,000	270,682
Nippon Yusen KK	10,500	427,783

		1,001,018

Professional Services – 1.2%
Booz Allen Hamilton Holding Corp.	6,846	581,431
CoreLogic, Inc./United States	13,786	1,095,987
Leidos Holdings, Inc.	4,180	429,495
Recruit Holdings Co., Ltd.	13,000	666,328
RELX PLC	69,352	1,817,209
Robert Half International, Inc.	4,760	422,640
Verisk Analytics, Inc. - Class A	13,115	2,266,666
Wolters Kluwer NV	6,340	608,874

		7,888,630

Road & Rail – 0.5%
AMERCO	659	378,951
Kansas City Southern	9,458	2,815,458
Knight-Swift Transportation Holdings, Inc.	3,900	186,147

		3,380,556

Trading Companies & Distributors – 0.0%
WW Grainger, Inc.	600	277,296

Transportation Infrastructure – 0.0%
International Container Terminal Services, Inc.	75,670	231,480

		46,847,482

Communication Services – 4.2%
Diversified Telecommunication Services – 0.9%
Altice USA, Inc. - Class A(a)	1,560	56,253
Comcast Corp. - Class A	36,278	2,080,181
Nippon Telegraph & Telephone Corp.	28,800	779,912
ORBCOMM, Inc.(a)	30,993	346,812
Shaw Communications, Inc. - Class B	92,460	2,764,501

		6,027,659

Entertainment – 0.6%
Activision Blizzard, Inc.	8,569	833,335
Bilibili, Inc. (Sponsored ADR)(a)	4,630	496,243
Electronic Arts, Inc.	11,088	1,584,809
Nintendo Co., Ltd.	860	532,525
Take-Two Interactive Software, Inc.(a)	2,502	464,271
Ubisoft Entertainment SA(a)	3,020	219,663

		4,130,846

Interactive Media & Services – 2.5%
Alphabet, Inc. - Class A(a)	322	758,906
Alphabet, Inc. - Class C(a)	2,472	5,961,377
Auto Trader Group PLC(a)	76,967	612,460
Facebook, Inc. - Class A(a)	26,697	8,776,104
Kakaku.com, Inc.	13,500	401,799

Company	Shares	U.S. $ Value

Tencent Holdings Ltd.	5,700	$445,631

		16,956,277

Media – 0.1%
Charter Communications, Inc. - Class A(a)	193	134,044
DISH Network Corp. - Class A(a)	609	26,504
Fox Corp. - Class B	11,490	416,857
iHeartMedia, Inc. - Class A(a)	2,453	56,934
Omnicom Group, Inc.	5,062	416,299

		1,050,638

Wireless Telecommunication Services – 0.1%
Softbank Corp.	31,900	409,023
Tencent Music Entertainment Group (ADR)(a)	7,922	124,692

		533,715

		28,699,135

Materials – 2.3%
Chemicals – 1.4%
Akzo Nobel NV	3,890	496,653
Celanese Corp. - Class A	910	150,560
Chr Hansen Holding A/S	6,550	587,984
Ferro Corp.(a)	16,129	348,386
International Flavors & Fragrances, Inc.	19,660	2,785,232
Johnson Matthey PLC	11,231	484,479
Koninklijke DSM NV	3,390	624,673
Kumho Petrochemical Co., Ltd.	1,013	211,700
LANXESS AG	4,423	330,582
Linde PLC	4,337	1,303,702
LyondellBasell Industries NV - Class A	720	81,086
Mitsui Chemicals, Inc.	11,900	402,526
Mosaic Co. (The)	8,530	308,274
PhosAgro PJSC (GDR)(c)	10,305	210,840
Sumitomo Chemical Co., Ltd.(b)	20,200	112,029
W R Grace & Co.	10,169	696,780

		9,135,486

Construction Materials – 0.2%
Forterra, Inc.(a)	68,940	1,611,817

Containers & Packaging – 0.0%
Sealed Air Corp.	1,346	76,534
Westrock Co.	16	933

		77,467

Metals & Mining – 0.4%
Artsonig Pty Ltd.(d) (e)	51,133	0
China Hongqiao Group Ltd.	99,434	160,387
Evraz PLC	43,229	390,362
First Quantum Minerals Ltd.	7,974	198,352
Fortescue Metals Group Ltd.	23,435	400,230
Hunan Valin Steel Co., Ltd. - Class A	323,900	349,888
Kumba Iron Ore Ltd.(b)	8,382	373,476
Neenah Enterprises, Inc.(a) (d) (e)	10,896	0
Rio Tinto Ltd.	3,230	306,380

Company	Shares	U.S. $ Value

Southern Copper Corp.	5,392	$376,038

		2,555,113

Paper & Forest Products – 0.3%
Domtar Corp.(a)	38,748	2,101,304
West Fraser Timber Co., Ltd.	2,980	229,312

		2,330,616

		15,710,499

Consumer Staples – 2.0%
Beverages – 0.7%
Asahi Group Holdings Ltd.	35,479	1,715,038
Chongqing Brewery Co., Ltd.(a)	17,344	472,062
Coca-Cola Co. (The)	40,638	2,246,875

		4,433,975

Food & Staples Retailing – 0.3%
Koninklijke Ahold Delhaize NV	28,010	815,436
Kroger Co. (The)	11,684	432,074
Southeastern Grocers, Inc.(a) (d) (e)	8,714	121,996
Walmart, Inc.	6,450	916,094

		2,285,600

Food Products – 0.6%
Bunge Ltd.	4,804	417,083
Danone SA	10,877	775,364
Ingredion, Inc.	4,443	421,774
Kellogg Co.	6,459	423,000
Morinaga & Co., Ltd./Japan	7,100	220,577
Nestle SA	3,880	479,250
Salmar ASA	13,770	1,016,606
Tyson Foods, Inc. - Class A	5,664	450,288

		4,203,942

Household Products – 0.2%
Procter & Gamble Co. (The)	8,510	1,147,574

Personal Products – 0.0%
By-health Co., Ltd.	23,300	135,314

Tobacco – 0.2%
Philip Morris International, Inc.	6,376	614,838
Swedish Match AB	104,160	965,684

		1,580,522

		13,786,927

Real Estate – 1.7%
Equity Real Estate Investment Trusts (REITs) – 1.2%
American Campus Communities, Inc.	4,260	200,902
American Tower Corp.	11,602	2,963,847
Iron Mountain, Inc.	10,255	446,503
Nippon Building Fund, Inc.	48	306,900
Orix JREIT, Inc.	242	443,925
Stockland	65,170	234,734
VEREIT, Inc.	61,671	2,933,689
VICI Properties, Inc.(b)	14,051	437,408

Company	Shares	U.S. $ Value

Weingarten Realty Investors	2,504	$82,056
Weyerhaeuser Co.	11,137	422,760

		8,472,724

Real Estate Management & Development – 0.5%
CBRE Group, Inc. - Class A(a)	16,698	1,465,750
Deutsche Wohnen SE	21,867	1,392,234
Hopson Development Holdings Ltd.(b)	12,000	58,215
Tokyu Fudosan Holdings Corp.	12,000	72,031
Vonovia SE	4,370	274,302

		3,262,532

		11,735,256

Utilities – 1.1%
Electric Utilities – 0.8%
Enel SpA	64,580	640,459
Iberdrola SA	38,441	529,870
NextEra Energy, Inc.	15,420	1,129,053
NRG Energy, Inc.	9,409	302,499
Orsted AS(c)	1,780	272,214
PNM Resources, Inc.	56,576	2,779,013

		5,653,108

Gas Utilities – 0.1%
UGI Corp.	9,338	430,015

Independent Power and Renewable Electricity Producers – 0.0%
Uniper SE	1,290	47,373

Multi-Utilities – 0.1%
Ameren Corp.	5,620	473,204
Dominion Energy, Inc.	4,100	312,174
Sempra Energy	1,220	165,297

		950,675

Water Utilities – 0.1%
American Water Works Co., Inc.	2,540	393,751

		7,474,922

Energy – 0.7%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	17,320	422,608

Oil, Gas & Consumable Fuels – 0.6%
Battalion Oil Corp.(a)	1	12
Berry Corp.	9,850	62,646
Bonanza Creek Energy, Inc.	493	21,179
CHC Group LLC(a) (f)	22,775	6,716
Cheniere Energy, Inc.(a)	3,684	312,772
Denbury, Inc.(a)	2,130	142,753
ENEOS Holdings, Inc.	61,100	252,335
Idemitsu Kosan Co., Ltd.	11,100	263,470
Imperial Oil Ltd.	4,420	145,839
K2016470219 South Africa Ltd. - Series A(d) (e)	465,862	1
K2016470219 South Africa Ltd. - Series B(d) (e)	73,623	0
LUKOIL PJSC (Sponsored ADR)	10,552	856,928

Company		Shares	U.S. $ Value

Neste Oyj		9,049	$596,843
OMV AG		5,301	307,560
Paragon Litigation - Class A(e)		649	65
Paragon Litigation - Class B(e)		974	9,740
Parkland Corp./Canada(b)		8,545	280,035
Royal Dutch Shell PLC - Class B		40,280	732,340
SandRidge Energy, Inc.(a)		14	74
Vantage Drilling International(a)		602	1,355
Whiting Petroleum Corp.(a)		1,504	68,868

			4,061,531

			4,484,139

Total Common Stocks (cost $338,987,172)			422,098,298

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 4.6%
Basic – 0.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(c)	U.S.$	16	16,679
Arconic Corp. 6.125%, 02/15/2028(c)		33	35,200
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(c)		128	139,525
CF Industries, Inc.
3.45%, 06/01/2023		78	81,151
4.95%, 06/01/2043		3	3,383
5.375%, 03/15/2044		76	88,958
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029(b) (c)		25	25,686
4.875%, 03/01/2031(b) (c)		27	27,628
6.75%, 03/15/2026(c)		12	12,963
9.875%, 10/17/2025(c)		75	87,792
Commercial Metals Co. 5.375%, 07/15/2027		140	148,064
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		20	20,755
Element Solutions, Inc. 3.875%, 09/01/2028(c)		91	91,265
ERP Iron Ore, LLC 9.039%, 12/31/2019 (a) (d) (e) (g) (h)		12	10,336
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(c)		36	39,056
Graham Packaging Co., Inc. 7.125%, 08/15/2028(c)		28	29,848
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(c)		123	125,244

	Principal Amount (000)		U.S. $ Value

Hecla Mining Co. 7.25%, 02/15/2028(b)	U.S.$	28	$30,767
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(c)		77	85,090
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(c)	EUR	149	185,486
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(c) (h)	U.S.$	52	53,222
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(c)		123	127,309
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(c)		52	57,482
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(c)	EUR	100	125,191
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (d) (e) (g) (i)	U.S.$	146	0
Mercer International, Inc. 5.125%, 02/01/2029(c)		93	95,931
Novelis Corp. 5.875%, 09/30/2026(c)		40	41,709
Peabody Energy Corp.
6.00%, 03/31/2022(c)		1	681
8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(c) (h)		7	4,426
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(c)		7	6,771
SPCM SA 4.875%, 09/15/2025(c)		142	145,217
Valvoline, Inc. 4.25%, 02/15/2030(c)		152	155,333

			2,098,148

Capital Goods – 0.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(c) (h)	EUR	202	251,544
Ball Corp. 5.00%, 03/15/2022	U.S.$	93	96,475
Clean Harbors, Inc. 4.875%, 07/15/2027(c)		3	3,153
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(b) (c)		74	74,141
Colfax Corp. 6.375%, 02/15/2026(c)		18	18,991
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/2023		16	16,854

	Principal Amount (000)		U.S. $ Value

Energizer Holdings, Inc. 4.75%, 06/15/2028(c)	U.S.$	33	$33,525
EnerSys 4.375%, 12/15/2027(c)		100	103,770
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(c)		130	136,500
GFL Environmental, Inc.
5.125%, 12/15/2026(c)		15	15,763
8.50%, 05/01/2027(c)		50	54,834
Granite US Holdings Corp. 11.00%, 10/01/2027(c)		54	60,312
Griffon Corp. 5.75%, 03/01/2028		22	23,243
JELD-WEN, Inc. 4.625%, 12/15/2025(c)		17	17,311
Moog, Inc. 4.25%, 12/15/2027(c)		42	43,247
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(c)		60	61,285
Signature Aviation US Holdings, Inc.
4.00%, 03/01/2028(c)		55	55,196
5.375%, 05/01/2026(c)		60	61,609
Stevens Holding Co., Inc. 6.125%, 10/01/2026(c)		18	19,243
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(c)		34	35,947
Tervita Corp. 11.00%, 12/01/2025(c)		140	157,305
TransDigm UK Holdings PLC 6.875%, 05/15/2026		265	279,578
TransDigm, Inc. 6.25%, 03/15/2026(c)		47	49,645
Triumph Group, Inc.
6.25%, 09/15/2024(c)		37	37,721
7.75%, 08/15/2025		42	42,945
8.875%, 06/01/2024(c)		55	60,882

			1,811,019

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc.
1.00%, 10/28/2027		150	150,614
6.50%, 11/15/2028(c)		113	119,921
AMC Networks, Inc. 4.25%, 02/15/2029		181	179,724
Arches Buyer, Inc. 6.125%, 12/01/2028(c)		39	39,850
Banijay Entertainment SASU 3.50%, 03/01/2025(c)	EUR	150	184,337
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026(c)	U.S.$	61	63,071

	Principal Amount (000)		U.S. $ Value

Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(c)	U.S.$	25	$25,223
CSC Holdings LLC
3.375%, 02/15/2031(c)		200	187,254
5.875%, 09/15/2022		15	15,750
6.75%, 11/15/2021		40	40,958
DISH DBS Corp.
5.125%, 06/01/2029(c)		73	72,475
7.375%, 07/01/2028(b)		98	105,172
DISH Network Corp. 3.375%, 08/15/2026(j)		56	57,948
iHeartCommunications, Inc.
4.75%, 01/15/2028(c)		35	35,670
6.375%, 05/01/2026		22	23,419
8.375%, 05/01/2027		137	146,318
Lamar Media Corp. 4.875%, 01/15/2029		4	4,209
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(c)		200	214,658
Meredith Corp. 6.875%, 02/01/2026		204	213,145
National CineMedia LLC
5.75%, 08/15/2026		33	29,218
5.875%, 04/15/2028(c)		67	63,960
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(c)		61	60,827
Scripps Escrow II, Inc. 5.375%, 01/15/2031(c)		41	41,122
Scripps Escrow, Inc. 5.875%, 07/15/2027(c)		76	78,612
Sinclair Television Group, Inc. 5.125%, 02/15/2027(c)		150	150,137
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	150	190,746
TEGNA, Inc.
4.75%, 03/15/2026(c)	U.S.$	35	37,258
5.00%, 09/15/2029		110	112,412
Univision Communications, Inc.
4.50%, 05/01/2029(b) (c)		43	43,521
9.50%, 05/01/2025(c)		43	47,476
Urban One, Inc. 7.375%, 02/01/2028(c)		203	214,900

			2,949,905

Communications - Telecommunications – 0.2%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(c)		200	207,126
Consolidated Communications, Inc.
5.00%, 10/01/2028(c)		25	25,488
6.50%, 10/01/2028(c)		164	177,295

	Principal Amount (000)			U.S. $ Value

Embarq Corp. 7.995%, 06/01/2036	U.S.$	221		$248,850
Frontier Communications Holdings LLC
5.875%, 10/15/2027(c)		65		69,060
6.75%, 05/01/2029(c)		28		29,219
Hughes Satellite Systems Corp. 7.625%, 06/15/2021		47		46,847
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (k)		177		103,290
Sprint Communications, Inc. 11.50%, 11/15/2021		60		62,794
Telecom Italia Capital SA 7.20%, 07/18/2036		105		130,237
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(c)		108		109,925
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027(c)		0	**	121

				1,210,252

Consumer Cyclical - Automotive – 0.3%
Allison Transmission, Inc. 5.875%, 06/01/2029(c)		60		65,246
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025(b)		13		13,442
6.875%, 07/01/2028(b)		137		148,668
Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(c) (h)		255		280,462
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(c)		77		82,220
Dana, Inc.
5.375%, 11/15/2027		11		11,708
5.625%, 06/15/2028(b)		17		18,338
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(c)		62		65,453
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (d) (e) (i)		59		0
(First Lien) 11.00%, 10/31/2024(a) (d) (e) (i)		24		0
Ford Motor Co. 8.50%, 04/21/2023		156		174,187
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)		42		42,872
5.25%, 07/15/2031(c)		39		39,860
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(c) (h)	EUR	100		124,261
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024-01/15/2028(c)	U.S.$	353		406,529

	Principal Amount (000)		U.S. $ Value

Meritor, Inc.
4.50%, 12/15/2028(c)	U.S.$	104	$104,520
6.25%, 02/15/2024-06/01/2025(c)		65	67,713
PM General Purchaser LLC 9.50%, 10/01/2028(c)		96	104,958
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(c)		45	46,476
Tenneco, Inc.
5.00%, 07/15/2026(b)		121	120,117
7.875%, 01/15/2029(c)		83	93,029
Titan International, Inc. 7.00%, 04/30/2028(c)		108	112,505

			2,122,564

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp.
5.75%, 03/01/2027(c)		81	86,056
9.875%, 08/01/2027(c)		60	70,382
11.50%, 04/01/2023(c)		112	128,075
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(c)		179	186,992
Mattel, Inc. 5.875%, 12/15/2027(c)		15	16,431
NCL Corp., Ltd. 5.875%, 03/15/2026(c)		123	128,146
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)		93	98,159
10.875%, 06/01/2023(c)		127	145,614
11.50%, 06/01/2025(c)		224	259,318
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025(c)		93	100,628
9.50%, 08/01/2025(c)		135	145,664
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(c)		213	220,346
Six Flags Entertainment Corp. 4.875%, 07/31/2024(c)		30	30,332
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(c)		38	40,951
Vail Resorts, Inc. 6.25%, 05/15/2025(c)		25	26,652
Viking Cruises Ltd.
5.875%, 09/15/2027(c)		129	124,926
7.00%, 02/15/2029(c)		34	34,920
13.00%, 05/15/2025(c)		35	40,984
VOC Escrow Ltd. 5.00%, 02/15/2028(c)		3	3,023

			1,887,599

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(c)		79	83,132

	Principal Amount (000)		U.S. $ Value

Bally’s Corp. 6.75%, 06/01/2027(c)	U.S.$	97	$103,129
Beazer Homes USA, Inc. 6.75%, 03/15/2025		46	47,409
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
4.875%, 02/15/2030(c)		113	111,229
6.25%, 09/15/2027(c)		3	3,166
Caesars Entertainment, Inc. 6.25%, 07/01/2025(c)		102	107,554
Caesars Holdings, Inc. 5.00%, 10/01/2024(j)		26	66,306
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(c)		44	45,498
Empire Communities Corp. 7.00%, 12/15/2025(c)		29	30,759
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(c)		173	182,856
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(c)		27	29,099
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/2032(c)		89	87,267
5.375%, 05/01/2025(c)		21	22,089
5.75%, 05/01/2028(c)		22	23,704
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 5.00%, 06/01/2029(c)		66	66,705
Installed Building Products, Inc. 5.75%, 02/01/2028(c)		31	32,628
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(c)		199	200,234
KB Home 7.00%, 12/15/2021		54	54,849
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(c)		39	41,473
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		154	160,442
Mattamy Group Corp.
4.625%, 03/01/2030(c)		88	87,804
5.25%, 12/15/2027(c)		41	42,731
Scientific Games International, Inc.
5.00%, 10/15/2025(c)		27	27,817
7.00%, 05/15/2028(c)		43	46,514
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(c)		142	141,974
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(c)		197	193,854

	Principal Amount (000)		U.S. $ Value

Taylor Morrison Communities, Inc.
5.75%, 01/15/2028(c)	U.S.$	20	$22,239
5.875%, 06/15/2027(c)		3	3,370
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(c)		183	198,721
Travel + Leisure Co.
4.625%, 03/01/2030(c)		94	96,952
6.625%, 07/31/2026(c)		48	54,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(c)		93	99,141

			2,515,598

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(c)		53	56,160
IRB Holding Corp. 6.75%, 02/15/2026(c)		122	126,270

			182,430

Consumer Cyclical - Retailers – 0.3%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(c) (h)		48	49,813
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(c)		12	12,949
Dufry One BV 2.50%, 10/15/2024(c)	EUR	143	172,327
FirstCash, Inc. 4.625%, 09/01/2028(c)	U.S.$	22	22,753
Foundation Building Materials, Inc. 6.00%, 03/01/2029(c)		24	23,531
L Brands, Inc.
5.25%, 02/01/2028		13	14,128
6.625%, 10/01/2030(c)		129	147,478
6.875%, 11/01/2035		131	157,746
7.50%, 06/15/2029(b)		13	15,004
9.375%, 07/01/2025(c)		55	70,023
LBM Acquisition LLC 6.25%, 01/15/2029(c)		20	20,449
Magic Mergeco, Inc. 7.875%, 05/01/2029(c)		144	146,847
Murphy Oil USA, Inc. 5.625%, 05/01/2027		6	5,986
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(c)		60	63,369
Penske Automotive Group, Inc.
3.50%, 09/01/2025		65	66,930
5.50%, 05/15/2026		15	15,440
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(c)		271	298,463

	Principal Amount (000)		U.S. $ Value

Rite Aid Corp. 7.50%, 07/01/2025(c)	U.S.$	140	$145,422
Sonic Automotive, Inc. 6.125%, 03/15/2027		47	49,841
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(c)		176	183,498
SRS Distribution, Inc. 6.125%, 07/01/2029(c)		29	29,580
Staples, Inc. 7.50%, 04/15/2026(c)		143	148,357
TPro Acquisition Corp. 11.00%, 10/15/2024(c)		36	39,574
White Cap Buyer LLC 6.875%, 10/15/2028(c)		151	159,243
White Cap Parent LLC 8.25%, 03/15/2026(c) (h)		29	29,947
William Carter Co. (The) 5.50%, 05/15/2025(c)		47	49,594

			2,138,292

Consumer Non-Cyclical – 0.4%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(c)		88	93,406
AdaptHealth LLC
4.625%, 08/01/2029(c)		118	115,825
6.125%, 08/01/2028(c)		25	26,334
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(c)		184	184,896
Bausch Health Cos., Inc.
4.875%, 06/01/2028(c)		173	174,235
6.25%, 02/15/2029(c)		7	6,844
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(c)		8	8,540
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(c)		27	26,502
6.125%, 04/01/2030(c)		91	90,573
6.875%, 04/01/2028-04/15/2029(c)		258	261,403
DaVita, Inc. 3.75%, 02/15/2031(c)		90	86,287
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b) (c)		13	12,765
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027(c)		36	36,667
Global Medical Response, Inc. 6.50%, 10/01/2025(c)		140	144,119
HCA, Inc. 5.875%, 05/01/2023		23	25,002

	Principal Amount (000)		U.S. $ Value

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b) (c)	U.S.$	132	$134,212
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(c)		140	144,921
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (c) (k)		26	15,895
MEDNAX, Inc. 6.25%, 01/15/2027(c)		17	18,032
ModivCare, Inc. 5.875%, 11/15/2025(c)		17	17,939
Newell Brands, Inc. 4.35%, 04/01/2023		4	4,203
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(c)		164	167,355
RP Escrow Issuer LLC 5.25%, 12/15/2025(c)		45	46,576
Spectrum Brands, Inc.
3.875%, 03/15/2031(c)		175	170,590
5.75%, 07/15/2025		2	2,051
Sunshine Mid BV 6.50%, 05/15/2026(c)	EUR	103	129,739
Tenet Healthcare Corp.
5.125%, 05/01/2025	U.S.$	35	35,491
6.125%, 10/01/2028(c)		65	67,841
7.50%, 04/01/2025(c)		70	75,071
Triton Water Holdings, Inc. 6.25%, 04/01/2029(c)		65	65,172
US Acute Care Solutions LLC 6.375%, 03/01/2026(c)		18	18,628
US Foods, Inc. 4.75%, 02/15/2029(c)		188	187,406
US Renal Care, Inc. 10.625%, 07/15/2027(c)		85	88,793
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(c)		24	25,000

			2,708,313

Energy – 0.9%
Antero Resources Corp.
7.625%, 02/01/2029(c)		29	31,901
8.375%, 07/15/2026(c)		67	75,578
Apache Corp.
4.625%, 11/15/2025		8	8,494
4.875%, 11/15/2027		16	16,798
Berry Petroleum Co. LLC 7.00%, 02/15/2026(c)		115	113,779
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625%, 07/15/2026(c)		29	30,250
7.625%, 12/15/2025(c)		42	45,428

	Principal Amount (000)		U.S. $ Value

Bonanza Creek Energy, Inc. 7.50%, 04/30/2026	U.S.$	5	$5,296
Callon Petroleum, Co.
6.25%, 04/15/2023		28	26,520
8.25%, 07/15/2025		169	160,111
9.00%, 04/01/2025(c)		34	35,635
Citgo Holding, Inc. 9.25%, 08/01/2024(c)		50	51,255
CITGO Petroleum Corp.
6.375%, 06/15/2026(c)		43	44,229
7.00%, 06/15/2025(c)		152	158,022
CNX Resources Corp.
6.00%, 01/15/2029(c)		64	68,238
7.25%, 03/14/2027(c)		15	16,119
Comstock Resources, Inc.
6.75%, 03/01/2029(c)		36	37,563
7.50%, 05/15/2025(b) (c)		15	15,555
9.75%, 08/15/2026		138	149,678
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043		367	67,807
7.875%, 08/15/2025		43	7,955
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(c)		125	125,061
EnLink Midstream LLC 5.625%, 01/15/2028(c)		120	124,927
EnLink Midstream Partners LP
4.15%, 06/01/2025		179	182,879
4.40%, 04/01/2024		7	7,264
5.05%, 04/01/2045		49	41,284
5.45%, 06/01/2047		39	34,171
5.60%, 04/01/2044		10	8,937
EQM Midstream Partners LP
4.50%, 01/15/2029(c)		68	68,021
4.75%, 01/15/2031(c)		63	63,365
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 06/15/2024		51	51,059
6.25%, 05/15/2026		47	46,386
6.50%, 10/01/2025		32	32,243
7.75%, 02/01/2028		84	84,449
8.00%, 01/15/2027		57	58,848
Global Partners LP/GLP Finance Corp.
6.875%, 01/15/2029		38	41,047
7.00%, 08/01/2027		51	54,036
Gulfport Energy Corp.
6.00%, 10/15/2024		62	65,100
6.375%, 05/15/2025-01/15/2026		279	293,446
6.625%, 05/01/2023		12	12,776
Hess Midstream Operations LP 5.625%, 02/15/2026(c)		197	204,780
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/2025-02/01/2029(c)		40	40,592
6.00%, 02/01/2031(c)		39	40,316
Independence Energy Finance LLC 7.25%, 05/01/2026(c)		100	101,362

	Principal Amount (000)		U.S. $ Value

Indigo Natural Resources LLC 5.375%, 02/01/2029(c)	U.S.$	78	$78,400
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(c)		116	102,911
Murphy Oil Corp. 6.375%, 12/01/2042		51	49,713
Nabors Industries Ltd.
7.25%, 01/15/2026(c)		59	52,496
7.50%, 01/15/2028(c)		117	99,415
New Fortress Energy, Inc. 6.75%, 09/15/2025(c)		166	168,566
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(c)		194	201,746
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		86	83,779
Occidental Petroleum Corp.
2.70%, 02/15/2023		69	69,456
2.90%, 08/15/2024		42	41,953
3.40%, 04/15/2026		10	9,785
3.50%, 06/15/2025		35	35,043
5.50%, 12/01/2025		12	12,923
5.875%, 09/01/2025(b)		22	23,831
6.125%, 01/01/2031		31	34,378
8.00%, 07/15/2025		37	43,432
8.50%, 07/15/2027		26	31,640
8.875%, 07/15/2030		26	33,337
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(c)		153	157,434
PDC Energy, Inc. 5.75%, 05/15/2026(b)		217	226,140
Range Resources Corp. 8.25%, 01/15/2029(c)		69	76,938
Renewable Energy Group, Inc. 5.875%, 06/01/2028(c)		20	20,807
SM Energy Co. 5.625%, 06/01/2025		133	127,266
Southwestern Energy Co. 8.375%, 09/15/2028(b)		40	44,311
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/2026		104	107,144
5.875%, 03/15/2028		129	135,832
6.00%, 04/15/2027		4	4,176
Talos Production, Inc. 12.00%, 01/15/2026(c)		126	128,520
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(c)		135	133,904
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(c)		83	84,092
Transocean Pontus Ltd. 6.125%, 08/01/2025(c)		47	46,740

	Principal Amount (000)		U.S. $ Value

Transocean Sentry Ltd. 5.375%, 05/15/2023(c)	U.S.$	138	$132,171
Transocean, Inc.
6.80%, 03/15/2038		1	432
7.25%, 11/01/2025(c)		39	31,085
7.50%, 01/15/2026(c)		103	80,846
11.50%, 01/30/2027(c)		35	34,803
Vantage Drilling International 7.50%, 11/01/2019(a) (d) (e) (g)		111	0
Western Midstream Operating LP
3.95%, 06/01/2025		24	24,946
4.00%, 07/01/2022		14	14,319
4.35%, 02/01/2025		48	50,234
4.50%, 03/01/2028		56	59,410
4.75%, 08/15/2028		29	31,170
5.30%, 02/01/2030		48	52,912
5.45%, 04/01/2044		19	19,684

			5,946,680

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(c)		32	33,798
IAA, Inc. 5.50%, 06/15/2027(c)		34	35,715
Interface, Inc. 5.50%, 12/01/2028(c)		22	23,012
KAR Auction Services, Inc. 5.125%, 06/01/2025(c)		130	132,794
Laureate Education, Inc. 8.25%, 05/01/2025(c)		51	52,868

			278,187

Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 07/15/2026(c)		31	32,915
9.75%, 07/15/2027(c)		206	227,138
ANGI Group LLC 3.875%, 08/15/2028(c)		209	205,133
Aptim Corp. 7.75%, 06/15/2025(c)		168	146,262
APX Group, Inc.
6.75%, 02/15/2027(c)		35	37,065
7.875%, 12/01/2022		185	185,847
Aramark Services, Inc. 6.375%, 05/01/2025(c)		90	95,647
Carlson Travel, Inc. 11.50% (9.50% Cash and 2.00% PIK), 12/15/2026(h) (i)		201	100,693
Carriage Services, Inc. 6.625%, 06/01/2026(c)		87	91,323
Cars.com, Inc. 6.375%, 11/01/2028(c)		70	74,350

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp.
6.00%, 06/01/2029(c)	U.S.$	182	$180,364
9.50%, 11/01/2027(c)		37	40,946
Gartner, Inc. 4.50%, 07/01/2028(c)		49	51,533
Korn Ferry 4.625%, 12/15/2027(c)		63	64,832
Monitronics International, Inc. Zero Coupon, 04/01/2020(a) (d) (e) (g)		120	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(b) (c)		227	225,838
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(c)		161	166,365
Sabre GLBL, Inc. 9.25%, 04/15/2025(c)		41	48,000
Service Corp. International/US 3.375%, 08/15/2030		103	100,006
TripAdvisor, Inc. 7.00%, 07/15/2025(c)		41	44,173
Verisure Midholding AB 5.25%, 02/15/2029(c)	EUR	185	232,377
Verscend Escrow Corp. 9.75%, 08/15/2026(c)	U.S.$	115	121,974

			2,472,781

Technology – 0.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(c)		77	78,050
Austin BidCo, Inc. 7.125%, 12/15/2028(c)		19	18,989
Avaya, Inc. 6.125%, 09/15/2028(c)		169	179,280
Banff Merger Sub, Inc. 9.75%, 09/01/2026(c)		158	167,336
Boxer Parent Co., Inc. 7.125%, 10/02/2025(c)		7	7,501
Cablevision Lightpath LLC 5.625%, 09/15/2028(c)		200	201,670
CommScope, Inc. 5.50%, 03/01/2024(c)		75	77,275
LogMeIn, Inc. 5.50%, 09/01/2027(c)		51	52,629
Microchip Technology, Inc. 4.25%, 09/01/2025(c)		58	60,873
NCR Corp.
5.125%, 04/15/2029(c)		102	104,627
5.75%, 09/01/2027(c)		40	42,116
6.125%, 09/01/2029(c)		28	30,402
8.125%, 04/15/2025(c)		28	30,508
Playtika Holding Corp. 4.25%, 03/15/2029(c)		90	88,709

	Principal Amount (000)		U.S. $ Value

Presidio Holdings, Inc.
4.875%, 02/01/2027(c)	U.S.$	12	$12,329
8.25%, 02/01/2028(c)		18	19,609
Project Kafka Merger Sub, Inc. 6.75%, 04/30/2029(d) (e)		230	228,850
Science Applications International Corp. 4.875%, 04/01/2028(c)		11	11,414
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(c)		119	121,839
TTM Technologies, Inc. 4.00%, 03/01/2029(c)		90	89,187
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(c)		316	327,196

			1,950,389

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(c)		101	106,684
5.75%, 04/20/2029(c)		88	94,156
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(c)		47	49,598
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(c)		94	106,202

			356,640

Transportation - Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, 03/01/2029(c)		45	46,799
5.75%, 07/15/2027(c)		80	84,169
Modulaire Global Finance PLC 8.00%, 02/15/2023(c)		200	203,810

			334,778

			30,963,575

Financial Institutions – 0.8%
Banking – 0.3%
Alliance Data Systems Corp.
4.75%, 12/15/2024(c)		115	118,520
7.00%, 01/15/2026(c)		53	56,910
Ally Financial, Inc.
Series B 4.70%, 05/15/2026(l)		272	279,417
Series C 4.70%, 05/15/2028(l)		19	19,166
Banco Santander SA 6.75%, 04/25/2022(c) (l)	EUR	300	382,832
CaixaBank SA 5.875%, 10/09/2027(c) (l)		200	278,776

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG
6.25%, 12/18/2024(c) (l)	U.S.$	200	$217,972
7.50%, 07/17/2023(c) (l)		206	221,907
Discover Financial Services Series D 6.125%, 06/23/2025(l)		306	343,216
UniCredit SpA 9.25%, 06/03/2022(c) (l)	EUR	200	262,850

			2,181,566

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013(a) (g)	U.S.$	1,030	7,207
NFP Corp.
6.875%, 08/15/2028(c)		257	265,854
7.00%, 05/15/2025(b) (c)		43	47,138

			320,199

Finance – 0.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(b) (l)		112	114,972
CNG Holdings, Inc. 12.50%, 06/15/2024(c)		93	88,078
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(c)		81	83,540
Curo Group Holdings Corp. 8.25%, 09/01/2025(c)		207	212,123
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(c)		206	213,484
goeasy Ltd. 5.375%, 12/01/2024(c)		74	76,510
HighTower Holding, LLC
1.00%, 04/30/2028		10	10,022
6.75%, 04/15/2029(c)		270	273,966
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	103	127,186
Navient Corp.
4.875%, 03/15/2028	U.S.$	45	44,490
5.50%, 01/25/2023		25	26,224
6.50%, 06/15/2022		31	32,459
7.25%, 01/25/2022		31	32,352
SLM Corp. 5.125%, 04/05/2022		30	31,127

			1,366,533

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(c)		35	35,787
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(c)		192	198,092

	Principal Amount (000)		U.S. $ Value

AssuredPartners, Inc. 5.625%, 01/15/2029(c)	U.S.$	189	$188,456

			422,335

Other Finance – 0.1%
Intrum AB
2.75%, 07/15/2022(c)	EUR	13	15,858
3.00%, 09/15/2027(c)		100	120,016
4.875%, 08/15/2025(c)		100	128,352
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(c)	U.S.$	184	187,277

			451,503

REITS – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(c)		205	215,252
Diversified Healthcare Trust
6.75%, 12/15/2021		21	21,292
9.75%, 06/15/2025		90	99,913
Iron Mountain, Inc.
4.875%, 09/15/2027(c)		3	3,107
5.25%, 03/15/2028(c)		124	129,604
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 05/01/2024		90	96,871
5.75%, 02/01/2027		108	119,942
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(c)		49	50,798
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/2029(c)		56	58,535
9.375%, 04/01/2027(c)		204	227,199

			1,022,513

			5,764,649

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(c)		28	28,210
NRG Energy, Inc. 6.625%, 01/15/2027		3	3,113
Talen Energy Supply LLC
4.60%, 12/15/2021		1	773
6.50%, 06/01/2025(b)		144	121,604
7.25%, 05/15/2027(c)		37	37,819
10.50%, 01/15/2026(c)		152	138,320

			329,839

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(c)	U.S.$	36	$37,711
			367,550

Total Corporates - Non-Investment Grade (cost $35,901,154)			37,095,774

	Shares

INVESTMENT COMPANIES – 4.5%
Funds and Investment Trusts – 4.5%(m)
Consumer Staples Select Sector SPDR Fund(b)		8,576	607,267
Financial Select Sector SPDR Fund		22,881	869,249
Health Care Select Sector SPDR Fund		8,139	1,005,980
iShares JPMorgan USD Emerging Markets Bond ETF		7,838	876,759
iShares MSCI ACWI ETF(b)		8,110	816,271
iShares MSCI Europe Financials ETF(b)		34,219	722,705
iShares MSCI Global Min Vol Factor ETF(b)		19,687	2,036,620
iShares MSCI USA Value Factor ETF(b)		129,510	13,889,947
iShares Russell 2000 ETF		591	133,271
iShares US Technology ETF		14,986	1,385,606
Utilities Select Sector SPDR Fund		7,370	480,229
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		25,601	815,904
Vanguard Global ex-U.S. Real Estate ETF		116,670	6,869,530

Total Investment Companies (cost $26,490,789)			30,509,338

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 1.7%
Angola – 0.1%
Angolan Government International Bond
8.00%, 11/26/2029(c)	U.S.$	226	229,786
9.50%, 11/12/2025(c)		386	424,069

			653,855

Argentina – 0.1%
Argentine Republic Government International Bond
0.125%, 07/09/2030-07/09/2041		1,964	675,645
1.00%, 07/09/2029		96	37,108

			712,753

Bahrain – 0.1%
Bahrain Government International Bond
6.75%, 09/20/2029(c)		200	218,600
7.00%, 10/12/2028(c)		200	223,687
7.375%, 05/14/2030(c)		200	224,100

	Principal Amount (000)		U.S. $ Value

CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(c)	U.S.$	218	$239,705

			906,092

Brazil – 0.0%
Brazilian Government International Bond 3.875%, 06/12/2030(b)		260	262,568

Costa Rica – 0.1%
Costa Rica Government International Bond 6.125%, 02/19/2031(c)		335	356,942

Dominican Republic – 0.1%
Dominican Republic International Bond
4.50%, 01/30/2030(c)		300	307,369
4.875%, 09/23/2032(c)		150	153,891
8.625%, 04/20/2027(c)		425	522,431

			983,691

Ecuador – 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030(c)		48	26,933
0.50%, 07/31/2030-07/31/2040(c)		802	574,838

			601,771

Egypt – 0.2%
Egypt Government International Bond
6.125%, 01/31/2022(c)		407	417,887
7.053%, 01/15/2032(c)		200	208,350
7.625%, 05/29/2032(c)		208	225,199
8.70%, 03/01/2049(c)		239	256,970
8.875%, 05/29/2050(c)		208	228,319

			1,336,725

El Salvador – 0.0%
El Salvador Government International Bond
5.875%, 01/30/2025(c)		9	8,719
7.125%, 01/20/2050(c)		334	314,377

			323,096

Ghana – 0.1%
Ghana Government International Bond
6.375%, 02/11/2027(c)		200	201,287
10.75%, 10/14/2030(c)		248	314,464

			515,751

Honduras – 0.1%
Honduras Government International Bond 7.50%, 03/15/2024(c)		400	431,200

	Principal Amount (000)		U.S. $ Value

Ivory Coast – 0.1%
Ivory Coast Government International Bond
4.875%, 01/30/2032(c)	EUR	170	$209,807
5.875%, 10/17/2031(c)		135	179,010
6.125%, 06/15/2033(c)	U.S.$	258	274,496

			663,313

Kenya – 0.1%
Kenya Government International Bond
6.875%, 06/24/2024(c)		200	222,038
7.00%, 05/22/2027(c)		275	302,637

			524,675

Lebanon – 0.0%
Lebanon Government International Bond
6.65%, 04/22/2024(a) (c) (k)		45	5,900
6.85%, 03/23/2027(a) (c) (k)		46	6,003
Series G 6.60%, 11/27/2026(a) (c) (k)		189	24,901

			36,804

Mongolia – 0.0%
Mongolia Government International Bond 5.125%, 12/05/2022(c)		270	280,597

Nigeria – 0.1%
Nigeria Government International Bond
6.50%, 11/28/2027(b) (c)		200	212,725
7.625%, 11/21/2025-11/28/2047(c)		467	504,966

			717,691

Oman – 0.1%
Oman Government International Bond
4.125%, 01/17/2023(c)		200	205,850
4.875%, 02/01/2025(c)		391	408,668
6.25%, 01/25/2031(c)		213	225,248

			839,766

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(c)		365	385,372

South Africa – 0.1%
Republic of South Africa Government International Bond
5.75%, 09/30/2049		247	248,513
5.875%, 09/16/2025		300	338,962

			587,475

Ukraine – 0.1%
Ukraine Government International Bond
7.253%, 03/15/2033(c)		200	210,038
7.75%, 09/01/2024(c)		285	313,464

			523,502

	Principal Amount (000)		U.S. $ Value

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (k)	U.S.$	815	$81,500

Total Emerging Markets - Sovereigns (cost $11,888,167)			11,725,139

GOVERNMENTS - TREASURIES – 1.5%
Mexico – 0.1%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	9,211	489,037

Russia – 0.1%
Russian Federal Bond - OFZ
Series 6212 7.05%, 01/19/2028	RUB	23,770	329,293
Series 6217 7.50%, 08/18/2021		40,638	557,477

			886,770

United States – 1.3%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	14	10,885
U.S. Treasury Notes
0.625%, 08/15/2030(n) (o)		2,130	1,961,965
1.625%, 08/15/2029(n) (o)		2,556	2,595,937
2.25%, 08/15/2027(n)		2,360	2,524,463
2.375%, 05/15/2029(n)		1,524	1,636,180

			8,729,430

Total Governments - Treasuries (cost $10,120,729)			10,105,237

CORPORATES - INVESTMENT GRADE – 1.3%
Financial Institutions – 0.8%
Banking – 0.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		184	208,530
Bank of America Corp. Series Z 6.50%, 10/23/2024(l)		7	7,960
Barclays Bank PLC 6.86%, 06/15/2032(c) (l)		35	48,190
CIT Group, Inc. 3.929%, 06/19/2024		31	32,828
Citigroup Capital XVIII 0.912% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067(p)	GBP	185	230,578

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc.
3.875%, 02/18/2026(l)	U.S.$	50	$50,390
5.95%, 01/30/2023(l)		365	384,177
Series V 4.70%, 01/30/2025(l)		47	48,272
Credit Agricole SA 8.125%, 12/23/2025(c) (l)		400	484,728
DNB Bank ASA 6.50%, 03/26/2022(c) (l)		201	208,920
Goldman Sachs Group, Inc. (The)
Series O 5.30%, 11/10/2026(b) (l)		23	25,363
Series P 5.00%, 11/10/2022(b) (l)		185	186,021
HSBC Holdings PLC 6.00%, 09/29/2023(c) (l)	EUR	300	401,164
Natwest Group PLC 8.625%, 08/15/2021(l)	U.S.$	320	324,914
Truist Financial Corp.
Series P 4.95%, 09/01/2025(l)		211	231,045
Series Q 5.10%, 03/01/2030(l)		56	62,616
UBS Group AG 7.00%, 02/19/2025(c) (l)		400	460,592

			3,396,288

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		119	131,638

Finance – 0.1%
Aircastle Ltd.
2.85%, 01/26/2028(c)		15	14,751
4.125%, 05/01/2024		14	14,907
4.25%, 06/15/2026		2	2,166
5.00%, 04/01/2023		3	3,213
5.25%, 08/11/2025(c)		200	222,828
Aviation Capital Group LLC
1.95%, 01/30/2026(c)		4	3,981
3.50%, 11/01/2027(c)		25	26,175
4.125%, 08/01/2025(c)		39	41,943
4.875%, 10/01/2025(c)		30	33,136
5.50%, 12/15/2024(c)		67	75,562
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(c)		200	133,000

			571,662

Insurance – 0.2%
Centene Corp. 5.375%, 08/15/2026(c)		81	84,738

	Principal Amount (000)		U.S. $ Value

Liberty Mutual Group, Inc. 7.80%, 03/15/2037(b) (c)	U.S.$	298	$387,723
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		254	350,830
MetLife, Inc. 6.40%, 12/15/2036		47	59,811
Prudential Financial, Inc.
5.20%, 03/15/2044		44	47,271
5.625%, 06/15/2043		126	136,267

			1,066,640

REITS – 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	22,858
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/2027		33	34,786
5.25%, 08/01/2026		96	99,353

			156,997

			5,323,225

Industrial – 0.5%
Basic – 0.1%
ArcelorMittal SA
7.00%, 03/01/2041		54	73,370
7.25%, 10/15/2039		53	72,585
Arconic Corp. 6.00%, 05/15/2025(c)		54	57,639
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(c)		11	14,606
GUSAP III LP 4.25%, 01/21/2030(b) (c)		200	216,275
Industrias Penoles SAB de CV 5.65%, 09/12/2049(c)		201	235,208
Vale Overseas Ltd. 3.75%, 07/08/2030		16	16,913

			686,596

Capital Goods – 0.0%
General Electric Co. Series D 3.514% (LIBOR 3 Month + 0.00%), 09/15/2021(l) (p)		122	116,823

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	61,193
Qwest Corp. 6.75%, 12/01/2021		133	136,234

			197,427

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 6.25%, 10/02/2043		185	248,471

Principal Amount (000)				U.S. $ Value

Lear Corp. 4.25%, 05/15/2029	U.S.$	24		$26,866

				275,337

Consumer Cyclical - Other – 0.1%
Lennar Corp. 6.25%, 12/15/2021(c)		0	**	271
MDC Holdings, Inc. 6.00%, 01/15/2043		195		248,038
PulteGroup, Inc. 6.00%, 02/15/2035		130		166,315
Toll Brothers Finance Corp. 4.875%, 03/15/2027		27		30,495

				445,119

Energy – 0.1%
Cenovus Energy, Inc.
5.375%, 07/15/2025		63		71,908
6.75%, 11/15/2039		4		4,670
Continental Resources, Inc./OK 5.75%, 01/15/2031(c)		82		96,184
Ecopetrol SA
5.875%, 05/28/2045		9		9,292
6.875%, 04/29/2030		93		109,856
Enable Midstream Partners LP
4.40%, 03/15/2027		136		150,385
4.95%, 05/15/2028		26		29,486
Energy Transfer Operating LP 6.125%, 12/15/2045		135		163,276
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		37		41,463
QEP Resources, Inc. 5.375%, 10/01/2022		0	**	511

				677,031

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(c)		11		12,827

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025		250		264,462
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		59		61,673
Nokia Oyj
3.375%, 06/12/2022		15		15,390
6.625%, 05/15/2039		34		44,089
Western Digital Corp. 4.75%, 02/15/2026		10		11,108

				396,722

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		97		112,850

	Principal Amount (000)		U.S. $ Value

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	U.S.$	58	$62,190
4.75%, 10/20/2028(c)		67	73,190
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(c)		354	388,600

			636,830

Transportation - Services – 0.0%
United Rentals North America, Inc. 3.875%, 11/15/2027		60	63,054

			3,507,766

Utility – 0.0%
Electric – 0.0%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)		200	223,688

Total Corporates - Investment Grade (cost $8,228,653)			9,054,679

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.8%
Risk Share Floating Rate – 0.8%
Bellemeade Re Ltd.
Series 2018-3A, Class M2 2.842% (LIBOR 1 Month + 2.75%), 10/25/2028(c) (p)		150	151,139
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (p)		164	164,000
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.442% (LIBOR 1 Month + 4.35%), 04/25/2031(c) (p)		51	52,696
Eagle Re Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (p)		150	151,581
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-HQA1, Class B 8.892% (LIBOR 1 Month + 8.80%), 03/25/2028(p)		791	864,196
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(p)		338	354,407
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(p)		374	389,259
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(p)		400	414,896
Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (p)		16	16,500

	Principal Amount (000)		U.S. $ Value

Series 2020-DNA1, Class M2 1.792% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (p)	U.S.$	268	$269,362
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(p)		102	104,448
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(p)		42	42,927
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		5	5,384
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		61	62,347
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(p)		155	163,472
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(p)		87	92,367
Series 2016-C03, Class 2M2 5.992% (LIBOR 1 Month + 5.90%), 10/25/2028(p)		198	208,955
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(p)		225	234,875
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(p)		260	272,202
Series 2017-C01, Class 1B1 5.842% (LIBOR 1 Month + 5.75%), 07/25/2029(p)		27	29,379
Series 2017-C02, Class 2M2 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(p)		185	191,715
Series 2017-C03, Class 1B1 4.942% (LIBOR 1 Month + 4.85%), 10/25/2029(p)		27	28,624
Series 2017-C05, Class 1B1 3.692% (LIBOR 1 Month + 3.60%), 01/25/2030(p)		27	28,502
Series 2017-C06, Class 1B1 4.242% (LIBOR 1 Month + 4.15%), 02/25/2030(p)		143	147,182
Series 2018-C01, Class 1B1 3.642% (LIBOR 1 Month + 3.55%), 07/25/2030(p)		107	109,823
Home Re Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2028(c) (p)		235	237,827

	Principal Amount (000)		U.S. $ Value

Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.992% (LIBOR 1 Month + 2.90%), 11/26/2029(c) (p)	U.S.$	365	$365,000
Triangle Re Ltd. Series 2020-1, Class M2 5.692% (LIBOR 1 Month + 5.60%), 10/25/2030(c) (p)		150	151,756

			5,304,821

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.646%, 05/28/2035		96	91,889

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		10	7,511
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		12	7,351

			14,862

Total Collateralized Mortgage Obligations (cost $5,318,473)			5,411,572

BANK LOANS – 0.7%
Financial Institutions – 0.1%
Insurance – 0.1%
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(q)		123	122,982
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.843% (LIBOR 1 Month + 3.75%), 09/03/2026(q)		147	146,378

			269,360

Other Finance – 0.0%
HighTower Holding, LLC 2.000%, 04/21/2028		30	30,066

			299,426

Industrial – 0.6%
Capital Goods – 0.1%
Acproducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(q)		183	182,248
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(e) (q)		164	163,338

			345,586

	Principal Amount (000)			U.S. $ Value

Communications - Media – 0.0%
Clear Channel Outdoor Holdings, Inc.
3.647% (LIBOR 2 Month + 3.50%), 08/21/2026(q)	U.S.$	0	**	$85
3.686% (LIBOR 3 Month + 3.50%), 08/21/2026(q)		35		33,502
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.093% (LIBOR 1 Month + 3.00%), 05/01/2026(q)		40		39,064
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(q)		95		95,342

				167,993

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(q)		153		153,681
Intrado Corporation
5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(q)		130		126,433
5.000% (LIBOR 1 Month + 4.00%), 10/10/2024(q)		15		14,519
Zacapa S.A R.L. 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(q)		199		199,477

				494,110

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.343% (LIBOR 1 Month + 3.25%), 04/30/2026(q)		57		56,996
Navistar, Inc. 3.610% (LIBOR 1 Month + 3.50%), 11/06/2024(q)		45		45,075

				102,071

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(q)		59		58,261

Consumer Cyclical - Other – 0.0%
Caesars Resort Collection, LLC 2.843% (LIBOR 1 Month + 2.75%), 12/23/2024(q)		182		180,037
Flutter Entertainment PLC 3.703% (LIBOR 3 Month + 3.50%), 07/10/2025(q)		15		15,229

				195,266

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.0%
Whatabrands LLC 2.851% (LIBOR 1 Month + 2.75%), 07/31/2026(q)	U.S.$	40	$40,098

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(q)		52	52,127
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(q)		200	200,600

			252,727

Consumer Non-Cyclical – 0.1%
Aldevron, L.L.C. 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(q)		86	86,460
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.843% (LIBOR 1 Month + 7.75%), 09/26/2025(e) (q)		80	80,512
Froneri International Limited 5.843% (LIBOR 1 Month + 5.75%), 01/31/2028(e) (q)		20	20,200
Kronos Acquisition Holdings Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(q)		80	79,102
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.843% (LIBOR 1 Month + 3.75%), 11/16/2025(q)		96	95,617
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(q)		167	166,439
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(q)		170	170,168

			698,498

Energy – 0.0%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(q)		55	55,053
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(e) (q)		230	231,150

			286,203

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
American Tire Distributors, Inc.
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(q)	U.S.$	64	$63,397
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(q)		7	7,281
Dealer Tire, LLC 4.343% (LIBOR 1 Month + 4.25%), 12/12/2025(q)		40	39,451
Rockwood Service Corporation 4.093% (LIBOR 1 Month + 4.00%), 01/23/2027(q)		9	9,254
RS IVY Holdco., Inc. 6.500% (LIBOR 1 Month + 5.50%), 12/23/2027(e) (q)		130	129,675

			249,058

Services – 0.1%
Amentum Government Services Holdings LLC 3.593% (LIBOR 1 Month + 3.50%), 01/29/2027(q)		40	39,561
Parexel International Corporation 2.843% (LIBOR 1 Month + 2.75%), 09/27/2024(q)		26	26,227
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(q)		60	60,149
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(q)		196	188,571
Verscend Holding Corp. 4.093% (LIBOR 1 Month + 4.00%), 08/27/2025(q)		89	88,634

			403,142

Technology – 0.2%
athenahealth, Inc.
4.351% (LIBOR 3 Month + 4.25%), 02/11/2026		1	535
4.410% (LIBOR 1 Month + 4.25%), 02/11/2026(q)		213	213,399
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.843% (LIBOR 1 Month + 3.75%), 10/02/2025(q)		165	164,137
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(q)		178	176,441
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(q)		66	66,382
Presidio Holdings, Inc. 3.690% (LIBOR 1 Month + 3.50%), 01/22/2027(q)		43	42,729

	Principal Amount (000)		U.S. $ Value

Solera, LLC (Solera Finance, Inc.) 2.843% (LIBOR 1 Month + 2.75%), 03/03/2023(q)	U.S.$	141	$140,539
Veritas Us Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(q)		223	224,730

			1,028,892

			4,321,905

Utility – 0.0%
Electric – 0.0%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(q)		210	210,202

Total Bank Loans (cost $4,778,683)			4,831,533

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		200	207,500
Consolidated Energy Finance SA 6.875%, 06/15/2025(c)		200	201,488
CSN Resources SA 7.625%, 02/13/2023(c)		200	207,663
Eldorado Gold Corp. 9.50%, 06/01/2024(c)		162	176,575
First Quantum Minerals Ltd. 7.25%, 04/01/2023(c)		342	348,555
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		201	220,738
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		21	20,499

			1,383,018

Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027(c)		300	338,494
Embraer Netherlands Finance BV
5.40%, 02/01/2027		90	95,569
6.95%, 01/17/2028(c)		200	227,037
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		127	4,444

			665,544

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(c)		200	213,018
Digicel Group Holdings Ltd.
7.00%, 06/14/2021(h) (i) (l)		9	6,414

	Principal Amount (000)		U.S. $ Value

8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(c) (h)	U.S.$	52	$43,680
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(h)		194	189,573

			452,685

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.50%, 10/01/2027(c)		214	223,630

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (h) (i)		39	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (h) (i)		20	0

			0

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(c)		210	219,293
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(a) (d) (e) (h) (i) (k)		5	52
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (g) (i)		434	4,117

			223,462

Energy – 0.1%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)		270	290,250
Leviathan Bond Ltd. 6.50%, 06/30/2027(c)		109	120,747
Petrobras Global Finance BV
5.60%, 01/03/2031		59	65,048
8.75%, 05/23/2026(b)		27	34,531

			510,576

			3,458,915

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	230,600
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(c)		393	407,934
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		12	12,364

			650,898

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023(c) (p)	U.S.$	18	$17,793

Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (h)		104	13,119

			30,912

Total Emerging Markets - Corporate Bonds (cost $3,997,999)			4,140,725

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (p)		270	270,129
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.49% (LIBOR 3 Month + 6.30%), 07/18/2030(c) (p)		250	249,798
Dryden CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (p)		250	250,557
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.116% (LIBOR 3 Month + 6.00%), 01/20/2034(c) (p)		150	150,219
Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.416% (LIBOR 3 Month + 6.25%), 04/15/2034(c) (p)		250	250,371
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.276% (LIBOR 3 Month + 3.10%), 01/24/2033(c) (p)		263	261,319
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 10/15/2029(c) (p)		306	305,745
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.228% (LIBOR 3 Month + 7.04%), 07/20/2032(c) (p)		250	250,229
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (p)		109	108,247

Total Collateralized Loan Obligations (cost $2,093,584)			2,096,614

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos
5.95%, 01/28/2031	U.S.$	301	$292,723
6.49%, 01/23/2027		51	54,450
6.50%, 01/23/2029		41	41,912
6.75%, 09/21/2047		229	202,367
6.84%, 01/23/2030		210	217,117
6.95%, 01/28/2060		67	58,860
7.69%, 01/23/2050		253	243,639

			1,111,068

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(c)		220	234,575

Total Quasi-Sovereigns (cost $1,149,652)			1,345,643

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(c)		101	102,571
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/2026(c)		360	367,477
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(c)		38	40,728

			510,776

Autos - Fixed Rate – 0.1%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(c)		120	123,060
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(c)		115	122,018

			245,078

Home Equity Loans - Fixed Rate – 0.0%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		69	69,977
GSAA Home Equity Trust Series 2006-6, Class AF5 6.741%, 03/25/2036		154	65,291

			135,268

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.217% (LIBOR 1 Month + 1.13%), 12/25/2032(p)	U.S.$	20	$19,575
Lehman XS Trust Series 2007-6, Class 3A5 4.492%, 05/25/2037		22	22,935

			42,510

Total Asset-Backed Securities (cost $922,951)			933,632

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.484%, 07/10/2047(c)		35	35,934
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.988%, 01/10/2047(c)		71	18,079
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.889%, 01/15/2047(c)		71	71,339

			125,352

Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.115% (LIBOR 1 Month + 3.02%), 12/19/2030(c) (p)		100	99,378
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.851% (LIBOR 1 Month + 4.75%), 05/15/2036(c) (p)		39	24,984

			124,362

Total Commercial Mortgage-Backed Securities (cost $296,611)			249,714

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Mexico – 0.0%
Mexico Government International Bond 4.75%, 04/27/2032 (cost $195,836)		200	227,288

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Exide Corp. 0.00%(a) (e)		117	$93,893

Company	Shares			U.S. $ Value

Consumer Cyclical Services – 0.0%
Hovnanian Enterprises, Inc. 7.625%(a)		1,190		$23,205
WESCO International, Inc. Series A 10.625%		3,350		105,324

				128,529

Total Preferred Stocks (cost $186,763)				222,422

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)		4,686		37,488

Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (d) (e)		1,913		26,824

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		8		0
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		6		0
Battalion Oil Corp., expiring 10/08/2022(a) (b) (d) (e)		10		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(a)		4,816		41
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(a)		2,024		42

				83

Total Warrants (cost $15,546)				64,395

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $108)	U.S.$	0	**	114

	Shares

SHORT-TERM INVESTMENTS – 17.9%
Investment Companies – 17.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(m) (r) (s) (cost $119,348,167)		119,348,167		119,348,167

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Bills – 0.3%
United States – 0.3%
U.S. Treasury Bill Zero Coupon, 07/22/2021 (cost $1,999,950)	U.S.$	2,000	$1,999,972

Total Investments Before Security Lending Collateral for Securities Loaned – 97.5% (cost $571,920,987)			661,460,256

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(m) (r) (s) (cost $4,371,472)		4,371,472	4,371,472

Total Investments – 98.2% (cost $576,292,459)(t)			665,831,728
Other assets less liabilities – 1.8%			12,545,540

Net Assets – 100.0%			$678,377,268

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	171	June 2021	$18,448,673	$158,925
BIST 30 Futures	1,183	June 2021	2,105,804	(13,619)
Canadian 10 Yr Bond Futures	187	September 2021	22,315,235	46,877
Euro Buxl 30 Yr Bond Futures	51	June 2021	12,531,675	(368,237)
Euro STOXX 50 Futures	55	June 2021	2,706,264	154,179
Euro-BOBL Futures	42	June 2021	6,899,939	(14,903)
Euro-Bund Futures	87	June 2021	18,029,296	(123,170)
Euro-Schatz Futures	101	June 2021	13,799,958	(5,662)
FTSE 100 Index Futures	19	June 2021	1,893,806	37,515
FTSE KLCI Futures	226	June 2021	4,322,076	11,101
Hang Seng Index Futures	21	June 2021	3,917,832	29,801
Japan 10 Yr Bond (OSE) Futures	26	June 2021	35,853,416	131,223
Long Gilt Futures	366	September 2021	66,094,796	87,854
MSCI EAFE Futures	196	June 2021	22,902,600	1,353,831
MSCI Emerging Markets Futures	264	June 2021	17,963,880	370,543
MSCI Singapore IX ETS Futures	60	June 2021	1,631,229	7,845
S&P 500 E-Mini Futures	14	June 2021	2,941,680	46,511
S&P Mid 400 E-Mini Futures	31	June 2021	8,452,770	367,003
S&P/TSX 60 Index Futures	11	June 2021	2,146,368	112,839
SPI 200 Futures	10	June 2021	1,381,067	26,799
TOPIX Index Futures	14	June 2021	2,458,142	1,831
U.S. Long Bond (CBT) Futures	2	September 2021	313,063	(987)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	129	September 2021	$28,474,735	$11,006
U.S. T-Note 5 Yr (CBT) Futures	301	September 2021	37,279,320	63,279
U.S. T-Note 10 Yr (CBT) Futures	436	September 2021	57,524,750	87,961
U.S. Ultra Bond (CBT) Futures	264	September 2021	48,906,000	(148,500)
WIG 20 Index Futures	145	June 2021	1,759,799	178,577
Sold Contracts
10 Yr Mini Japan Government Bond Futures	37	June 2021	5,102,554	(20,153)
Australian 10 Yr Bond Futures	32	June 2021	3,452,383	(30,661)
Canadian 10 Yr Bond Futures	18	September 2021	2,147,990	(5,023)
E-Mini Russell 1000 Futures	56	June 2021	6,616,400	(345,522)
Euro Buxl 30 Yr Bond Futures	7	June 2021	1,720,034	50,355
Euro STOXX 50 Futures	85	June 2021	4,182,408	(245,208)
Euro-BOBL Futures	10	June 2021	1,642,843	3,525
Euro-Bund Futures	57	June 2021	11,812,297	61,210
Euro-Schatz Futures	7	June 2021	956,433	333
FTSE 100 Index Futures	17	June 2021	1,694,458	(33,526)
FTSE China A50 Futures	52	June 2021	944,216	(340)
Japan 10 Yr Bond (OSE) Futures	10	June 2021	13,789,776	(34,018)
Long Gilt Futures	70	September 2021	12,641,081	(16,970)
MEX Bolsa Index Futures	44	June 2021	1,123,063	(54,645)
MSCI EAFE Futures	6	June 2021	701,100	(41,441)
MSCI Emerging Markets Futures	6	June 2021	408,270	(8,230)
OMXS 30 Index Futures	120	June 2021	3,243,077	(19,586)
S&P 500 E-Mini Futures	137	June 2021	28,786,440	(353,837)
SGX Nifty 50 Futures	161	June 2021	5,016,760	(75,886)
SPI 200 Futures	6	June 2021	828,640	(23,890)
TOPIX Index Futures	6	June 2021	1,053,489	(1,705)
U.S. 10 Yr Ultra Futures	5	September 2021	724,766	(1,648)
U.S. T-Note 2 Yr (CBT) Futures	170	September 2021	37,524,844	(18,131)
U.S. T-Note 5 Yr (CBT) Futures	59	September 2021	7,307,242	(12,521)
U.S. T-Note 10 Yr (CBT) Futures	281	September 2021	37,074,437	4,511
U.S. Ultra Bond (CBT) Futures	119	September 2021	22,044,750	67,004

				$1,454,419

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	139,445	USD	17,986	08/13/2021	$17,059
Bank of America, NA	USD	508	JPY	55,397	06/16/2021	(1,567)
Bank of America, NA	USD	677	PLN	2,610	06/24/2021	35,579
Bank of America, NA	RUB	291,771	USD	3,927	07/28/2021	(15,614)
Bank of America, NA	USD	7,296	RUB	542,045	07/28/2021	29,007
Barclays Bank PLC	EUR	2,215	USD	2,708	06/16/2021	(1,190)
Barclays Bank PLC	NZD	3,510	USD	2,520	06/16/2021	(35,049)
Barclays Bank PLC	USD	769	JPY	84,191	06/16/2021	497
Barclays Bank PLC	USD	3,452	MXN	69,732	06/18/2021	41,172
Barclays Bank PLC	KRW	2,457,121	USD	2,202	07/22/2021	(14,922)
Barclays Bank PLC	USD	3,739	PHP	183,728	07/22/2021	100,070
Barclays Bank PLC	EUR	2,950	USD	3,617	08/03/2021	6,063
Barclays Bank PLC	MYR	2,670	USD	650	09/23/2021	2,747
Barclays Bank PLC	MYR	4,213	USD	1,019	09/23/2021	(2,608)
Barclays Bank PLC	USD	4,803	MYR	19,880	09/23/2021	15,552
BNP Paribas SA	CHF	2,107	USD	2,337	06/16/2021	(8,173)
BNP Paribas SA	USD	5,793	EUR	4,768	06/16/2021	39,187
BNP Paribas SA	USD	6,666	SEK	55,660	06/16/2021	49,121
BNP Paribas SA	CZK	70,693	USD	3,277	06/24/2021	(122,229)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	5,148	USD	951	06/02/2021	$(31,279)
Citibank, NA	USD	984	BRL	5,148	06/02/2021	(1,408)
Citibank, NA	AUD	7,447	USD	5,770	06/16/2021	6,823
Citibank, NA	GBP	1,968	USD	2,774	06/16/2021	(21,984)
Citibank, NA	NZD	724	USD	521	06/16/2021	(5,774)
Citibank, NA	COP	23,182,363	USD	6,171	07/15/2021	(65,242)
Citibank, NA	PEN	16,101	USD	4,405	07/15/2021	188,612
Citibank, NA	USD	437	COP	1,633,800	07/15/2021	2,481
Citibank, NA	USD	17,977	HKD	139,445	08/13/2021	(8,042)
Credit Suisse International	HUF	260,849	USD	840	06/24/2021	(78,432)
Credit Suisse International	USD	924	PLN	3,669	06/24/2021	77,606
Deutsche Bank AG	AUD	1,423	USD	1,102	06/16/2021	697
Deutsche Bank AG	CAD	2,652	USD	2,193	06/16/2021	(4,056)
Deutsche Bank AG	GBP	1,869	USD	2,626	06/16/2021	(28,990)
Deutsche Bank AG	USD	5,326	CAD	6,450	06/16/2021	17,971
Deutsche Bank AG	USD	1,497	ZAR	21,247	06/17/2021	45,658
Deutsche Bank AG	HUF	1,217,878	USD	3,957	06/24/2021	(333,011)
Deutsche Bank AG	USD	1,003	PLN	3,743	06/24/2021	19,216
Deutsche Bank AG	USD	1,754	COP	6,481,247	07/15/2021	(10,094)
Deutsche Bank AG	USD	5,049	INR	375,761	07/15/2021	98,319
Deutsche Bank AG	USD	2,218	PEN	8,117	07/15/2021	(92,052)
Deutsche Bank AG	USD	656	RUB	48,638	07/28/2021	1,048
Goldman Sachs Bank USA	BRL	13,726	USD	2,623	06/02/2021	3,755
Goldman Sachs Bank USA	BRL	18,120	USD	3,411	06/02/2021	(47,069)
Goldman Sachs Bank USA	USD	2,555	BRL	13,726	06/02/2021	64,561
Goldman Sachs Bank USA	USD	3,463	BRL	18,120	06/02/2021	(4,957)
Goldman Sachs Bank USA	CHF	2,626	USD	2,878	06/16/2021	(44,417)
Goldman Sachs Bank USA	GBP	686	USD	970	06/16/2021	(4,224)
Goldman Sachs Bank USA	USD	1,270	EUR	1,050	06/16/2021	14,513
Goldman Sachs Bank USA	USD	690	JPY	74,929	06/16/2021	(5,704)
Goldman Sachs Bank USA	USD	2,625	NOK	21,699	06/16/2021	(15,320)
Goldman Sachs Bank USA	PLN	11,777	USD	3,106	06/24/2021	(108,691)
Goldman Sachs Bank USA	BRL	266	USD	50	07/02/2021	(690)
Goldman Sachs Bank USA	USD	3,402	BRL	18,120	07/02/2021	47,103
Goldman Sachs Bank USA	TWD	54,461	USD	1,989	07/07/2021	3,941
Goldman Sachs Bank USA	KRW	870,285	USD	772	07/22/2021	(13,445)
Goldman Sachs Bank USA	CHF	1,096	USD	1,203	08/05/2021	(18,646)
HSBC Bank USA	USD	1,404	IDR	20,757,030	07/15/2021	46,736
JPMorgan Chase Bank, NA	USD	922	PHP	44,254	07/22/2021	2,401
Morgan Stanley Capital Services, Inc.	MXN	10,342	USD	512	06/18/2021	(6,478)
Morgan Stanley Capital Services, Inc.	CLP	2,807,484	USD	3,951	07/15/2021	65,530
Morgan Stanley Capital Services, Inc.	JPY	120,658	USD	1,108	08/19/2021	5,438
Morgan Stanley Capital Services, Inc.	USD	1,706	JPY	185,734	08/19/2021	(8,371)
Natwest Markets PLC	BRL	266	USD	49	06/02/2021	(1,671)
Natwest Markets PLC	USD	51	BRL	266	06/02/2021	(73)
Natwest Markets PLC	CHF	7,570	USD	8,398	06/16/2021	(27,378)
Natwest Markets PLC	TWD	100,319	USD	3,624	07/22/2021	(41,895)
Natwest Markets PLC	MYR	17,248	USD	4,166	09/23/2021	(14,706)
Standard Chartered Bank	USD	1,967	TWD	54,461	07/07/2021	18,691
Standard Chartered Bank	CLP	338,778	USD	481	07/15/2021	12,417
Standard Chartered Bank	IDR	8,025,885	USD	558	07/15/2021	(3,174)
Standard Chartered Bank	TWD	84,657	USD	3,016	07/22/2021	(77,210)
State Street Bank & Trust Co.	AUD	780	USD	601	06/04/2021	(3,007)
State Street Bank & Trust Co.	CAD	618	USD	481	06/16/2021	(31,140)
State Street Bank & Trust Co.	EUR	1,740	USD	2,114	06/16/2021	(11,711)
State Street Bank & Trust Co.	USD	490	CAD	618	06/16/2021	22,172
State Street Bank & Trust Co.	GBP	105	USD	144	06/17/2021	(4,511)
State Street Bank & Trust Co.	USD	22	GBP	16	06/17/2021	733

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	ZAR	58,340	USD	3,975	06/17/2021	$(260,188)
State Street Bank & Trust Co.	USD	4,563	CNY	29,835	06/24/2021	110,443
State Street Bank & Trust Co.	THB	34,914	USD	1,112	07/15/2021	(5,537)
State Street Bank & Trust Co.	USD	4,166	INR	313,795	07/15/2021	132,699
State Street Bank & Trust Co.	USD	3,209	THB	100,002	07/15/2021	(7,649)
State Street Bank & Trust Co.	CAD	476	USD	382	07/16/2021	(12,143)
State Street Bank & Trust Co.	USD	319	CAD	399	07/16/2021	12,035
State Street Bank & Trust Co.	TWD	67,762	USD	2,449	07/22/2021	(27,035)
State Street Bank & Trust Co.	EUR	2,983	USD	3,657	08/03/2021	5,487
State Street Bank & Trust Co.	EUR	808	USD	986	08/03/2021	(2,065)
UBS AG	BRL	9,808	USD	1,875	06/02/2021	2,683
UBS AG	USD	1,863	BRL	9,808	06/02/2021	9,064
UBS AG	NZD	1,590	USD	1,143	06/16/2021	(14,687)
UBS AG	USD	2,444	SEK	20,523	06/16/2021	32,003
UBS AG	CAD	2,931	USD	2,340	07/16/2021	(87,942)

						$(386,560)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	6,100	02/05/2023	6 Month LIBOR	0.177%	Semi-Annual	$(9,562)	$(62)	$(9,500)
USD	13,320	02/09/2023	3 Month LIBOR	0.200%	Quarterly/ Semi-Annual	8,477	—	8,477
EUR	8,360	04/27/2023	6 Month EURIBOR	(0.487)%	Semi-Annual/ Annual	2,514	30	2,484
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	(25,953)	—	(25,953)
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	(47,758)	—	(47,758)
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	(33,832)	—	(33,832)
NZD	930	01/11/2031	3 Month BKBM	1.058%	Quarterly/ Semi-Annual	(52,926)	—	(52,926)
NOK	7,280	01/18/2031	6 Month NIBOR	1.331%	Semi-Annual/ Annual	(31,118)	—	(31,118)
NZD	890	01/18/2031	3 Month BKBM	1.080%	Quarterly/ Semi-Annual	(49,703)	—	(49,703)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NOK	12,440	01/21/2031	6 Month NIBOR	1.348%	Semi-Annual/ Annual	$(50,726)	$—	$(50,726)
NZD	2,130	01/21/2031	3 Month BKBM	1.075%	Quarterly/ Semi-Annual	(119,773)	—	(119,773)
GBP	1,220	02/05/2031	0.701%	6 Month LIBOR	Semi-Annual	47,295	84	47,211
USD	2,660	02/09/2031	1.226%	3 Month LIBOR	Semi-Annual/ Quarterly	67,067	—	67,067
NOK	17,490	02/19/2031	6 Month NIBOR	1.634%	Semi-Annual/ Annual	(18,160)	—	(18,160)
CHF	4,300	02/19/2031	(0.054)%	6 Month LIBOR	Annual/ Semi-Annual	26,958	—	26,958
NZD	3,150	02/19/2031	3 Month BKBM	1.616%	Quarterly/ Semi-Annual	(66,914)	—	(66,914)
NOK	10,150	04/21/2031	6 Month NIBOR	1.755%	Semi-Annual/ Annual	203	—	203
NZD	1,530	04/21/2031	3 Month BKBM	1.790%	Quarterly/ Semi-Annual	(20,117)	—	(20,117)
SEK	60	04/21/2031	3 Month STIBOR	0.786%	Quarterly/ Annual	7	(2)	9
EUR	1,670	04/27/2031	0.076%	6 Month EURIBOR	Annual/ Semi-Annual	6,995	(1)	6,996
NOK	9,130	05/03/2031	6 Month NIBOR	1.786%	Semi-Annual/ Annual	2,710	—	2,710
CHF	890	05/03/2031	0.084%	6 Month LIBOR	Annual/ Semi-Annual	(5,438)	(2)	(5,436)
NZD	2,210	05/18/2031	3 Month BKBM	1.985%	Quarterly/ Semi-Annual	(3,187)	—	(3,187)
CHF	730	05/18/2031	0.079%	6 Month LIBOR	Annual/ Semi-Annual	(3,633)	—	(3,633)

						$(376,574)	$47	$(376,621)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.87%	USD	13,540	$(1,442,883)	$(1,265,809)	$(177,074)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.45	USD	1,014	107,883	15,627	92,256

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	2.67%	USD	1,559	$166,749	$49,141	$117,608
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.87	USD	6,878	731,747	626,386	105,361
Federative Republic of Brazil 4.250%, 01/07/2025, 06/20/2026*	1.00	Quarterly	1.71	USD	2,923	(94,651)	(144,188)	49,537
iTraxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.46	EUR	3,890	606,809	495,250	111,559
Republic of South Africa, 5.875%, 09/16/2025, 06/20/2026*	1.00	Quarterly	1.90	USD	297	(12,334)	(17,985)	5,651

						$63,320	$(241,578)	$304,898

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	12.50%	USD	841	$398,918	$269,785	$129,133
JPMorgan Securities, LLC
CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	12.50		950	266,681	157,544	109,137
Sale Contracts
Citigroup Global Markets, Inc
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		25	(11,998)	(12,345)	347
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		1,599	(758,517)	(271,330)	(487,187)
CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50		4,472	(1,255,364)	(427,542)	(827,822)
Deutsche Bank AG
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		2,431	(1,152,943)	(421,213)	(731,730)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	1.23%	USD	50	$5,217	$1,648	$3,569
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		5	(2,307)	(2,371)	64
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		5	(2,307)	(2,371)	64
Morgan Stanley & Co. International PLC
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		10	(4,615)	(4,641)	26
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		30	(14,305)	(13,576)	(729)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		30	(14,304)	(12,548)	(1,756)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		29	(13,844)	(12,073)	(1,771)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		31	(14,767)	(12,802)	(1,965)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50		32	(15,228)	(13,124)	(2,104)

						$(2,589,683)	$(776,959)	$(1,812,724)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	10,100	01/14/2026	2.236%	CPI#	Maturity	$317,678	$—	$317,678

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.001%	Quarterly	USD	110,728	08/01/2021	$812,235
Citibank, NA
CGABROED	LIBOR Plus 0.20%	Quarterly	USD	2,017	03/15/2022	124,726
CGABROED	LIBOR Plus 0.20%	Quarterly	USD	1,340	03/15/2022	(8,406)
Goldman Sachs International
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	433	01/05/2023	7,861
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	445	01/05/2023	6,599
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	276	01/05/2023	4,907
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	205	01/05/2023	3,796
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	216	01/05/2023	3,617
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	344	01/05/2023	3,302
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	290	01/05/2023	2,888
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	287	01/05/2023	2,533
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	139	01/05/2023	2,461
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	226	01/05/2023	2,222
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	133	01/05/2023	2,114
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	93	01/05/2023	1,590
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	346	01/05/2023	1,543
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	179	01/05/2023	1,277
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	128	01/05/2023	1,176
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	305	01/05/2023	1,152
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	157	01/05/2023	1,079
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	175	01/05/2023	1,035
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	90	01/05/2023	884
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	241	01/05/2023	721
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	71	01/05/2023	703
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	75	01/05/2023	662
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	39	01/05/2023	647
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	112	01/05/2023	601
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	66	01/05/2023	578
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	53	01/05/2023	475
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	80	01/05/2023	456
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	47	01/05/2023	443
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	79	01/05/2023	426
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	44	01/05/2023	415
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	104	01/05/2023	392
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	34	01/05/2023	311

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	19		01/05/2023	$303
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	53		01/05/2023	301
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	46		01/05/2023	292
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	181		01/05/2023	291
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	37		01/05/2023	289
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	17		01/05/2023	270
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	23		01/05/2023	264
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	29		01/05/2023	262
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	27		01/05/2023	240
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	26		01/05/2023	240
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	26		01/05/2023	200
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	23		01/05/2023	199
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	11		01/05/2023	190
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	20		01/05/2023	187
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	25		01/05/2023	180
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	23		01/05/2023	170
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	15		01/05/2023	161
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	18		01/05/2023	135
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	13		01/05/2023	106
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	9		01/05/2023	83
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	10		01/05/2023	82
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	20		01/05/2023	73
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	79		01/05/2023	62
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	5		01/05/2023	49
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	62		01/05/2023	48
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	2		01/05/2023	29
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	3		01/05/2023	20
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	1		01/05/2023	14
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	***	01/05/2023	2
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	***	01/05/2023	2
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	0	***	01/05/2023	1
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	0	***	01/05/2023	0
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	86		01/05/2023	(4)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	94		01/05/2023	(4)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	21	01/05/2023	$(15)
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	9	01/05/2023	(23)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	7	01/05/2023	(39)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	25	01/05/2023	(107)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	16	01/05/2023	(234)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	24	01/05/2023	(421)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	35	01/05/2023	(527)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	32	01/05/2023	(558)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	47	01/05/2023	(774)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	52	01/05/2023	(859)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	51	01/05/2023	(930)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	213	01/05/2023	(994)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	66	01/05/2023	(1,093)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	76	01/05/2023	(1,133)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	340	01/05/2023	(755)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	106	01/05/2023	(1,838)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	113	01/05/2023	(2,037)
Just Eat Takeaway N.V.	EURIBOR Plus 0.35%	Monthly	EUR	366	01/05/2023	(2,666)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	215	01/05/2023	(3,372)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	319	01/05/2023	(6,321)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	GBP	331	01/05/2023	(6,558)
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	EURIBOR	Quarterly/ Maturity	EUR	523	06/20/2021	16,684
Russell 2000 Total Return Index	LIBOR Plus 0.06%	Quarterly	USD	8,449	06/15/2022	157,414
Morgan Stanley Capital Services LLC
Just Eat Takeaway N.V.	0.00%	Monthly	USD	644	06/17/2021	48,636
Just Eat Takeaway N.V.	0.00%	Monthly	USD	797	06/17/2021	13,397
Just Eat Takeaway N.V.	0.00%	Monthly	USD	1,306	06/17/2021	5,008
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Annual	EUR	624	01/27/2022	207,252
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	294	01/27/2022	1,480
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	28	01/27/2022	1,342
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	277	01/27/2022	1,294
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	42	01/27/2022	886
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	80	01/27/2022	665
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	141	01/27/2022	659

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	36	01/27/2022	$563
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	45	01/27/2022	455
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	56	01/27/2022	415
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	41	01/27/2022	342
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	182	01/27/2022	195
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	16	01/27/2022	188
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	7	01/27/2022	75
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	6	01/27/2022	75
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	1	01/27/2022	20
Just Eat Takeaway N.V.	EURIBOR Plus 0.50%	Monthly	EUR	7	01/27/2022	7
Pay Total Return on Reference Obligation
BNP Paribas SA
BNPABPLA	LIBOR Plus 0.20%	Quarterly	USD	993	03/15/2022	4,073
Goldman Sachs International
GSABHVIP	LIBOR Plus 0.34%	Quarterly	USD	741	12/15/2021	(5,045)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	2	01/27/2022	(168)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	44	01/27/2022	(2,373)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	464	01/05/2023	28,344
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	240	01/05/2023	27,504
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	443	01/05/2023	24,201
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	224	01/05/2023	19,252
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	182	01/05/2023	19,154
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	205	01/05/2023	13,440
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	343	01/05/2023	10,174
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	304	01/05/2023	7,719
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	186	01/05/2023	4,642
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	133	01/05/2023	4,201
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	84	01/05/2023	3,710

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	233		01/05/2023	$3,590
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	200		01/05/2023	2,751
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	28		01/05/2023	2,651
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	63		01/05/2023	2,571
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	41		01/05/2023	1,846
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	147		01/05/2023	1,261
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	233		01/05/2023	1,176
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	29		01/05/2023	610
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	6		01/05/2023	584
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	19		01/05/2023	375
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	32		01/05/2023	330
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	14		01/05/2023	234
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	21		01/05/2023	182
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	2		01/05/2023	169
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4		01/05/2023	138
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	1		01/05/2023	109
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	110		01/05/2023	90
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	11		01/05/2023	58
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	1		01/05/2023	2
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	4		01/05/2023	(6)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	***	01/05/2023	(16)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	6		01/05/2023	(16)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.05%	Monthly	USD	1	01/05/2023	$(17)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	24	01/05/2023	(32)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	1	01/05/2023	(61)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4	01/05/2023	(71)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	1	01/05/2023	(73)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1	01/05/2023	(79)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	3	01/05/2023	(102)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3	01/05/2023	(103)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	55	01/05/2023	(194)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	81	01/05/2023	(198)
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	11	01/05/2023	(222)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	9	01/05/2023	(240)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	5	01/05/2023	(248)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	2	01/05/2023	(261)
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	47	01/05/2023	(262)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	3	01/05/2023	(458)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4	01/05/2023	(519)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	18	01/05/2023	(537)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	20	01/05/2023	(663)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	19	01/05/2023	(699)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	29	01/05/2023	(1,045)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	64	01/05/2023	(1,524)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	42	01/05/2023	$(1,886)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	48	01/05/2023	(1,999)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	53	01/05/2023	(2,377)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	12	01/05/2023	(2,378)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	22	01/05/2023	(2,575)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	26	01/05/2023	(2,629)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	95	01/05/2023	(3,217)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	80	01/05/2023	(3,275)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	160	01/05/2023	(3,310)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	90	01/05/2023	(3,532)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	21	01/05/2023	(3,580)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	232	01/05/2023	(4,446)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	234	01/05/2023	(4,695)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	70	01/05/2023	(4,702)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	31	01/05/2023	(4,720)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	32	01/05/2023	(4,786)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	130	01/05/2023	(4,947)
Just Eat Takeaway N.V.	LIBOR	Monthly	USD	28	01/05/2023	(5,028)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	74	01/05/2023	(5,250)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	51	01/05/2023	(6,448)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	156	01/05/2023	(7,287)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	240	01/05/2023	(7,361)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	105	01/05/2023	(8,841)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	80	01/05/2023	$(9,301)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	228	01/05/2023	(9,456)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	55	01/05/2023	(9,545)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	153	01/05/2023	(9,804)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	168	01/05/2023	(9,915)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	156	01/05/2023	(10,575)
Just Eat Takeaway N.V.	LIBOR Minus 0.07%	Monthly	USD	66	01/05/2023	(10,890)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	78	01/05/2023	(10,904)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	247	01/05/2023	(11,670)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	132	01/05/2023	(12,176)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	84	01/05/2023	(13,894)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Monthly	USD	355	01/05/2023	(15,416)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	460	01/05/2023	(17,884)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	448	01/05/2023	(19,453)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	92	01/05/2023	(21,234)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	93	01/05/2023	(21,756)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	115	01/05/2023	(22,820)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	115	01/05/2023	(23,184)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	152	01/05/2023	(28,312)
Just Eat Takeaway N.V.	LIBOR	Monthly	USD	151	01/05/2023	(33,859)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	226	01/05/2023	(38,441)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	310	01/05/2023	(54,581)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	406	01/05/2023	(60,092)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	489		01/05/2023	$(71,386)
Just Eat Takeaway N.V.	LIBOR Plus 0.35%	Monthly	USD	2,666		01/05/2023	(768,576)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	335		07/15/2025	6,257
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	225		07/15/2025	4,623
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	272		07/15/2025	3,288
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	264		07/15/2025	1,909
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	241		07/15/2025	1,219
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	213		07/15/2025	1,169
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	17		07/15/2025	147
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	95		07/15/2025	71
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		07/15/2025	10
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2		07/15/2025	(6)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	0	***	07/15/2025	(10)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	45		07/15/2025	(91)
Just Eat Takeaway N.V.	LIBOR Minus 0.06%	Monthly	USD	9		07/15/2025	(418)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	10		07/15/2025	(502)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	90		07/15/2025	(817)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	175		07/15/2025	(3,335)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	196		07/15/2025	(9,000)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	196		07/15/2025	(12,984)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	294		07/15/2025	(19,963)
Just Eat Takeaway N.V.	LIBOR Minus 0.24%	Monthly	USD	245		07/15/2025	(21,805)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	452	08/12/2022	$9,479
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	695	08/12/2022	9,230
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	475	08/12/2022	6,069
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	86	08/12/2022	2,495
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	342	08/12/2022	2,019
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	317	08/12/2022	1,536
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	76	08/12/2022	896
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	173	08/12/2022	802
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	60	08/12/2022	638
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	18	08/12/2022	632
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	33	08/12/2022	497
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	83	08/12/2022	186
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	3	08/12/2022	105
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	11	08/12/2022	85
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	2	08/12/2022	(8)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	3	08/12/2022	(39)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	9	08/12/2022	(78)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	2	08/12/2022	(95)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	8	08/12/2022	(132)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	117	08/12/2022	(352)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	27	08/12/2022	(371)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	18	08/12/2022	(475)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.32%	Monthly	USD	177	08/12/2022	$(499)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	4	08/12/2022	(722)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	90	08/12/2022	(774)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	79	08/12/2022	(911)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	54	08/12/2022	(963)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	107	08/12/2022	(1,046)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	145	08/12/2022	(1,268)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	165	08/12/2022	(1,434)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	73	08/12/2022	(1,442)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	40	08/12/2022	(1,670)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	49	08/12/2022	(1,763)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	183	08/12/2022	(1,797)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	211	08/12/2022	(1,807)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	108	08/12/2022	(1,923)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	52	08/12/2022	(2,129)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	130	08/12/2022	(2,136)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	113	08/12/2022	(2,216)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	18	08/12/2022	(2,184)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	19	08/12/2022	(2,231)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	11	08/12/2022	(2,432)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	15	08/12/2022	(2,541)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	158	08/12/2022	(2,706)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	103	08/12/2022	$(3,189)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	33	08/12/2022	(3,229)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	323	08/12/2022	(3,432)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	159	08/12/2022	(3,628)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	34	08/12/2022	(3,625)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	139	08/12/2022	(3,924)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	116	08/12/2022	(3,986)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	123	08/12/2022	(5,163)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	174	08/12/2022	(5,771)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	167	08/12/2022	(5,950)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	73	08/12/2022	(6,015)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	69	08/12/2022	(6,363)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	44	08/12/2022	(6,366)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	72	08/12/2022	(6,539)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	74	08/12/2022	(7,143)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	197	08/12/2022	(7,737)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	71	08/12/2022	(8,308)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	221	08/12/2022	(8,630)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	214	08/12/2022	(9,043)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	94	08/12/2022	(10,343)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	269	08/12/2022	(11,866)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	123	08/12/2022	(13,139)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	96	08/12/2022	$(13,372)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	60	08/12/2022	(13,362)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	102	08/12/2022	(13,438)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	99	08/12/2022	(13,636)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	166	08/12/2022	(18,596)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	220	08/12/2022	(20,269)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	141	08/12/2022	(23,155)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	175	08/12/2022	(24,801)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	216	08/12/2022	(25,827)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	228	08/12/2022	(26,677)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	216	08/12/2022	(26,605)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	257	08/12/2022	(26,767)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	202	08/12/2022	(27,552)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	211	08/12/2022	(28,983)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	235	08/12/2022	(36,547)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	422	08/12/2022	(53,818)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	251	08/12/2022	(55,241)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	446	08/12/2022	(65,095)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	478	08/12/2022	(68,849)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	399	08/12/2022	(87,705)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	486	08/12/2022	(106,143)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	1,007	08/12/2022	(222,053)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
AON PLC	LIBOR Minus 0.25%	Monthly	USD	78	01/27/2022	$(25,988)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	102	01/27/2022	(36,580)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	128	01/27/2022	(44,859)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	218	01/27/2022	(60,673)
AON PLC	LIBOR Minus 1.10%	Monthly	USD	162	01/27/2022	(61,732)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	327	01/27/2022	(98,911)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	339	01/27/2022	(118,405)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	1,081	01/27/2022	(383,198)
Bloomberg Commodity Index	LIBOR Plus 0.00%	Quarterly	USD	52,841	06/15/2021	4,193,699
Just Eat Takeaway N.V.	0.00%	Monthly	KRW	959,288	06/10/2021	5,190
Just Eat Takeaway N.V.	0.00%	Monthly	KRW	2,238,338	06/10/2021	(43,949)
Just Eat Takeaway N.V.	0.00%	Monthly	BRL	3,263	06/16/2021	(33,162)
Just Eat Takeaway N.V.	0.00%	Monthly	CHF	797	06/18/2021	(25,102)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	226	01/27/2022	66,859
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	135	01/27/2022	53,869
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	127	01/27/2022	51,935
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	203	01/27/2022	52,126
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	350	01/27/2022	51,019
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	124	01/27/2022	48,294
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	122	01/27/2022	44,134
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	114	01/27/2022	40,493
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	93	01/27/2022	33,829
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	97	01/27/2022	31,316
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	69	01/27/2022	28,813
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	57	01/27/2022	23,965

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	80	01/27/2022	$23,604
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	697	01/27/2022	22,385
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	45	01/27/2022	18,927
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	71	01/27/2022	18,610
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	41	01/27/2022	17,226
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	65	01/27/2022	16,257
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	33	01/27/2022	13,389
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	35	01/27/2022	13,334
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	52	01/27/2022	10,841
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	15	01/27/2022	5,002
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	10	01/27/2022	4,213
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	11	01/27/2022	4,086
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	11	01/27/2022	3,744
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	36	01/27/2022	3,078
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	7	01/27/2022	2,800
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	79	01/27/2022	2,334
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	15	01/27/2022	2,239
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	6	01/27/2022	2,081
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	17	01/27/2022	1,274
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Annual	EUR	3	01/27/2022	967
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	24	01/27/2022	890
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	101	01/27/2022	856

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	2	01/27/2022	$174
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	116	01/27/2022	162
Just Eat Takeaway N.V.	LIBOR Minus 0.56%	Monthly	USD	1	01/27/2022	8
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	3	01/27/2022	(3)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2	01/27/2022	(18)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	60	01/27/2022	(229)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	2	01/27/2022	(101)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	13	01/27/2022	(235)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	12	01/27/2022	(276)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	7	01/27/2022	(378)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	8	01/27/2022	(867)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	8	01/27/2022	(952)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	28	01/27/2022	(985)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	7	01/27/2022	(987)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	29	01/27/2022	(1,033)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	7	01/27/2022	(1,040)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	8	01/27/2022	(1,054)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	6	01/27/2022	(1,093)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	12	01/27/2022	(1,619)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	59	01/27/2022	(1,845)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	174	01/27/2022	(2,162)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	211	01/27/2022	(2,479)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.28%	Monthly	USD	61	01/27/2022	$(2,645)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	178	01/27/2022	(3,198)
Just Eat Takeaway N.V.	LIBOR Minus 0.27%	Monthly	USD	96	01/27/2022	(3,408)
Just Eat Takeaway N.V.	LIBOR Minus 0.31%	Monthly	USD	339	01/27/2022	(3,597)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	37	01/27/2022	(3,637)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	39	01/27/2022	(4,262)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	110	01/27/2022	(5,471)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	50	01/27/2022	(6,196)
Just Eat Takeaway N.V.	LIBOR Minus 0.08%	Monthly	USD	798	01/27/2022	(6,602)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	192	01/27/2022	(6,699)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	41	01/27/2022	(7,312)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	60	01/27/2022	(7,663)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	233	01/27/2022	(9,637)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	254	01/27/2022	(10,219)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	51	01/27/2022	(10,963)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	100	01/27/2022	(11,143)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	126	01/27/2022	(13,078)
Just Eat Takeaway N.V.	LIBOR Minus 0.23%	Monthly	USD	86	01/27/2022	(13,692)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	139	01/27/2022	(14,852)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	196	01/27/2022	(14,927)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	142	01/27/2022	(15,153)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	121	01/27/2022	(15,213)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	151	01/27/2022	$(17,292)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	188	01/27/2022	(17,953)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	453	01/27/2022	(20,145)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	153	01/27/2022	(28,749)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	313	01/27/2022	(29,577)
Just Eat Takeaway N.V.	LIBOR Minus 0.30%	Monthly	USD	235	01/27/2022	(37,224)
Just Eat Takeaway N.V.	LIBOR Minus 0.21%	Annual	USD	361	01/27/2022	(42,210)
Just Eat Takeaway N.V.	LIBOR Minus 0.29%	Annual	USD	537	01/27/2022	(99,627)
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	817	06/15/2022	(27,981)

						$2,431,661

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index 06/18/2021*	23.60%	Maturity	GBP	1		$(658,877)	$—	$(658,877)
Nikkei 225 Index 08/20/2021*	23.55	Maturity	EUR	0	***	(71,870)	—	(71,870)
Russell 2000 Index 06/18/2021*	33.80	Maturity	USD	0	***	(229,199)	—	(229,199)
UBS AG
Nikkei 225 Index 08/13/2021*	24.35	Maturity	JPY	160		(186,220)	—	(186,220)
Nikkei 225 Index 08/19/2021*	18.95	Maturity	AUD	3		(158,570)	—	(158,570)
Nikkei 225 Index 08/20/2021*	21.90	Maturity	GBP	0	***	(41,671)	—	(41,671)
Nikkei 225 Index 09/30/2021*	7.85	Maturity	USD	94		(201,358)	—	(201,358)
Sale Contracts
Bank of America, NA
Nikkei 225 Index 06/18/2021*	20.45	Maturity	EUR	1		208,875	—	208,875
Citibank, NA
Russell 2000 Index 06/18/2021*	30.00	Maturity	USD	0	***	189,213	—	189,213
Goldman Sachs Bank USA
Nikkei 225 Index 09/30/2021*	7.20	Maturity	USD	82		121,265	—	121,265

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Nikkei 225 Index 06/11/2021*	23.61%	Maturity	JPY	35		$88,675	$—	$88,675
Russell 2000 Index 06/18/2021*	26.70	Maturity	USD	0	***	71,817	—	71,817
JPMorgan Chase Bank, NA
Euro STOXX 50 Price EUR Index 06/18/2021*	19.45	Maturity	EUR	0	***	29,130	—	29,130
UBS AG
FTSE 100 Index 06/18/2021*	16.10	Maturity	GBP	1		106,930	—	106,930
Nikkei 225 Index 06/18/2021*	25.40	Maturity	USD	1		197,944	—	197,944
Nikkei 225 Index 06/18/2021*	27.60	Maturity	USD	0	***	154,068	—	154,068
Russell 2000 Index 06/18/2021*	27.20	Maturity	USD	0	***	91,496	—	91,496

						$(288,352)	$—	$(288,352)

*	Termination date
**	Principal amount less than 500.
***	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $56,728,422 or 8.4% of net assets.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	04/26/2017	$192,579	$6,716	0.00%

(g)	Defaulted matured security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2021.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc. 11.50%, 12/15/2026	08/21/2020	$193,687	$100,693	0.01%
Digicel Group Holdings Ltd. 7.00%, 06/14/2021	10/01/2020	1,092	6,414	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/21/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	23,457	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	$20,930	$0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	12,000	12,364	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	52	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	04/26/2017	33,435	4,117	0.00%

(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2021.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2021.
(r)	Affiliated investments.
(s)	The rate shown represents the 7-day yield as of period end.
(t)

As of May 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,515,063 and gross unrealized depreciation of investments was $(18,331,395), resulting in net unrealized appreciation of $91,183,668.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KLCI – Kuala Lumpur Composite Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

Country Breakdown[1] May 31, 2021 (unaudited)
57.4%	United States
2.4%	Japan
2.3%	United Kingdom
1.8%	Switzerland
1.6%	Netherlands
1.6%	China
1.3%	France
1.3%	Canada
1.2%	Germany
0.8%	Sweden
0.8%	Luxembourg
0.8%	South Korea
0.6%	Taiwan
7.7%	Other
18.4%	Short-Term

100.0%	Total Investments

1

All data are as of May 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Austria, Bahrain, Belgium, Bermuda, Brazil, Cayman Islands, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Honduras, Hong Kong, India, Ireland, Israel, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Nigeria, Norway, Oman, Peru, Philippines, Russia, Senegal, Singapore, South Africa, Spain, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB All Market Total Return Portfolio

May 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$86,082,095	$18,966,132	$—		$105,048,227
Financials	47,523,544	20,882,285	—		68,405,829
Health Care	52,193,445	12,332,049	0	(a)	64,525,494
Consumer Discretionary	40,193,830	15,032,076	154,482		55,380,388
Industrials	33,803,254	13,044,228	—		46,847,482
Communication Services	25,298,122	3,401,013	—		28,699,135
Materials	10,479,150	5,231,349	0	(a)	15,710,499
Consumer Staples	7,069,600	6,595,331	121,996		13,786,927
Real Estate	9,011,130	2,724,126	—		11,735,256
Utilities	5,985,006	1,489,916	—		7,474,922
Energy	2,321,785	2,152,548	9,806	(a)	4,484,139
Corporates - Non-Investment Grade	—	36,856,588	239,186	(a)	37,095,774
Investment Companies	30,509,338	—	—		30,509,338
Emerging Markets - Sovereigns	—	11,725,139	—		11,725,139
Governments - Treasuries	—	10,105,237	—		10,105,237
Corporates - Investment Grade	—	9,054,679	—		9,054,679
Collateralized Mortgage Obligations	—	5,411,572	—		5,411,572
Bank Loans	—	4,206,658	624,875		4,831,533
Emerging Markets - Corporate Bonds	—	4,140,673	52	(a)	4,140,725
Collateralized Loan Obligations	—	2,096,614	—		2,096,614
Quasi-Sovereigns	—	1,345,643	—		1,345,643
Asset-Backed Securities	—	933,632	—		933,632
Commercial Mortgage-Backed Securities	—	249,714	—		249,714
Governments - Sovereign Bonds	—	227,288	—		227,288
Preferred Stocks	128,529	—	93,893		222,422

Investments in Securities:	Level 1	Level 2	Level 3		Total
Warrants	37,571	—	26,824	(a)	64,395
Mortgage Pass-Throughs	—	114	—		114
Short-Term Investments:
Investment Companies	119,348,167	—	—		119,348,167
U.S. Treasury Bills	—	1,999,972	—		1,999,972
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,371,472	—	—		4,371,472

Total Investments in Securities	474,356,038	190,204,576	1,271,114		665,831,728
Other Financial Instruments(b):
Assets:
Futures	3,214,468	257,970	—		3,472,438
Forward Currency Exchange Contracts	—	1,406,890	—		1,406,890
Centrally Cleared Interest Rate Swaps	—	162,226	—		162,226
Centrally Cleared Credit Default Swaps	—	1,613,188	—		1,613,188
Credit Default Swaps	—	670,816	—		670,816
Inflation (CPI) Swaps	—	317,678	—		317,678
Total Return Swaps	—	6,610,149	—		6,610,149
Variance Swaps	—	1,259,413	—		1,259,413
Liabilities:
Futures	(1,617,878)	(400,141)	—		(2,018,019)
Forward Currency Exchange Contracts	—	(1,793,450)	—		(1,793,450)
Centrally Cleared Interest Rate Swaps	—	(538,800)	—		(538,800)
Centrally Cleared Credit Default Swaps	—	(1,549,868)	—		(1,549,868)
Credit Default Swaps	—	(3,260,499)	—		(3,260,499)
Total Return Swaps	—	(4,178,488)	—		(4,178,488)
Variance Swaps	—	(1,547,765)	—		(1,547,765)

Total	$475,952,628	$189,233,895	$1,271,114		$666,457,637

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2021 is as follows:

Fund	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio*	$7,426	$119,787	$122,842	$4,371	$2
Government Money Market Portfolio	110,385	307,301	298,338	119,348	24
Total	$117,811	$427,088	$421,180	$123,719	$26

*	Investments of cash collateral for securities lending transactions.